        As Filed With the Securities and Exchange Commission on January 9, 1998
                                                              File No. 002-89729
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                  ------------------

                                      FORM N-14

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                           PRE-EFFECTIVE AMENDMENT NO. ___                [ ]

                           POST-EFFECTIVE AMENDMENT NO. ___               [ ]

                                      MAS FUNDS
                                      ---------
                  (Exact Name of Registrant as Specified in Charter)

                                   One Tower Bridge
                             West Conshohocken, PA 19428
                    ---------------------------------------------
                 (Address of Principal Executive Offices) (Zip Code)

          Registrant's Telephone Number, including Area Code: (800) 354-8185
                                                              --------------
                                   ----------------
                       (Name and Address of Agent for Service)


                                      Copies to:

                                 John H. Grady, Esq.
                             Morgan, Lewis & Bockius LLP
                                 1800 M Street, N.W.
                               Washington, D.C.  20036

                                         and

                                Richard J. Shoch, Esq.
                           Miller Anderson & Sherrerd, LLP
                                   One Tower Bridge
                             West Conshohocken, PA  19428

--------------------------------------------------------------------------------

It is proposed that this filing will become effective on February 9, 1998, pursuant to Rule 488.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                      MAS FUNDS
                                   January 9, 1998
                                Cross Reference Sheet


ITEMS REQUIRED BY FORM N-14

Part A    Information Required in Prospectus           Registration Statement Heading
------    ----------------------------------           ------------------------------
Item 1.   Beginning of Registration Statement and      Cover Page of Registration Statement
          Outside Front Cover Page of Prospectus

Item 2.   Beginning and Outside Back Cover             Table of Contents
          Page of Prospectus

Item 3.   Synopsis and Risk Factors                    Synopsis; Risks

Item 4.   Information About the Transaction            Synopsis; Reasons for the Reorganization;
                                                       Description of the Reorganization

Item 5.   Information About the Registrant             Prospectus Cover Page; Synopsis; Description
                                                       of the Reorganization; The Portfolios'
                                                       Investment Objectives and Policies; Shareholder
                                                       Rights; The MAS and MSIF Portfolios

Item 6.   Information About the Company Being          Prospectus Cover Page; Synopsis; Description
          Acquired                                     of the Reorganization; The Portfolios' Investment
                                                       Objectives and Policies; Shareholder Rights;
                                                       Information About the MAS and MSIF Portfolios


Item 7.   Voting Information                           Prospectus Cover Page; Notice of Special
                                                       Meeting of Shareholders; Synopsis; Voting
                                                       Matters

Item 8.   Interest of Certain Persons and Experts      Voting Matters

Item 9.   Additional Information Required for          Inapplicable
          Reoffering by Persons Deemed to be
          Underwriters

          Information Required in a
Part B    Statement of Additional Information
------    -----------------------------------
Item 10.  Cover Page                                   Cover Page

Item 11.  Table of Contents                            Table of Contents

Item 12.  Additional Information About                 Incorporated by Reference to the Registrant's
          the Registrant                               Prospectus and SAI attached as exhibits to this
                                                       filing

Item 13.  Additional Information About                 Incorporated by Reference to the Company's
          the Company Being Acquired                   Prospectus and SAI attached as exhibits to
                                                       this filing

Item 14.  Financial Statements                         Financial Statements



Part C    Other Information
------    -----------------
Item 15.  Indemnification                              Indemnification

Item 16.  Exhibits                                     Exhibits

Item 17.  Undertakings                                 Undertakings

February __, 1998

Dear Shareholder:

     A Special Meeting of Shareholders of the Balanced and Small Cap Value Equity Portfolios of Morgan Stanley Institutional Fund, Inc. ("MSIF") has been scheduled for March 11, 1998. If you were a Shareholder of record of either of these Portfolios as of the close of business on February 5, 1998, you are entitled to vote at the meeting and for any adjournment of the meeting.

     The attached Proxy Statement/Prospectus is designed to give you information relating to the proposal upon which you are being asked to vote. The Board of Directors is recommending that you approve a reorganization under which your Portfolio would transfer all of its assets and liabilities to a corresponding portfolio of MAS Funds in return for shares of that MAS Funds Portfolio. Assuming approval by Shareholders, you will receive an amount of Institutional Class shares of the corresponding MAS Funds Portfolio equal in value to your MSIF Portfolio shares. The MAS Funds family of funds is managed by Miller Anderson & Sherrerd, LLP, an affiliate of Morgan Stanley Asset Management Inc., the adviser to MSIF. It is anticipated that the transaction will be tax free for Shareholders, and the Board of Directors expects it to result in operational efficiencies. We encourage you to follow the Directors' recommendation to approve the proposal.

     Your vote is important to us. Your immediate response will help prevent the need for additional solicitations. Thank you for taking the time to consider this important proposal and for your investment in the Portfolios.

     PLEASE MARK, SIGN, AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED, POSTAGE-PAID ENVELOPE.


                                                  Sincerely,


                                                  Michael F. Klein
                                                  President

                  INFORMATION ABOUT YOUR PROXY STATEMENT/PROSPECTUS


Q.   WHY AM I RECEIVING THIS PROXY STATEMENT/PROSPECTUS?

A. MSIF is seeking your approval of a reorganization of the Balanced and Small Cap Value Equity Portfolios whereby each Portfolio would transfer all of its assets and liabilities to a similar, corresponding portfolio of MAS Funds in return for Institutional Class shares of that MAS Funds Portfolio. The MSIF Portfolios then would distribute those shares to their shareholders in liquidation. The reorganizations are being proposed principally to achieve greater efficiency in managing the Portfolios.

     Please refer to the proxy statement/prospectus for a detailed explanation of the proposed item and for a fuller description of MAS Funds.

Q.   WHY DO I NEED TO VOTE?

A. Your vote is needed to ensure that the proposal can be acted upon. Your immediate response on the enclosed proxy card will help save on the costs of any further solicitations for a shareholder vote. We encourage all shareholders to participate in the governance of their Fund.

Q.   HOW DOES THE BOARD OF DIRECTORS SUGGEST THAT I VOTE?

A. After careful consideration, the Board of Directors unanimously recommends that you vote "FOR" the item proposed on the enclosed proxy card.

Q.   WHO IS PAYING FOR EXPENSES RELATED TO THE SHAREHOLDER MEETING?

A. Each Portfolio is paying for its portion of the expenses relating to the meeting.

Q.   WHERE DO I MAIL MY PROXY CARD?

A.   You may use the enclosed postage-paid envelope or mail your proxy card to:

     Proxy Tabulator
     P.O. Box 9122
     Hingham, MA  02043-9717

Q.   WHO DO I CALL IF I HAVE QUESTIONS?

A. We will be happy to answer your questions about the proxy solicitation. Please call us at 1-800-733-8481 ext. 442 between 9:00 a.m. and 11:00 p.m. Eastern time, Monday through Friday.

                       MORGAN STANLEY INSTITUTIONAL FUND, INC.
                             1221 AVENUE OF THE AMERICAS
                              NEW YORK, NEW YORK, 10020

                      NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                             TO BE HELD ON MARCH 11, 1998

     Notice is hereby given that a Special Meeting of Shareholders of certain portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF") will be held at the offices of Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, NY, Conference Room 3, 22nd Floor on March 11, 1998 at 4:00 p.m. (Eastern Time) for the purposes of considering the proposals set forth below.

     Proposal 1:    Approval of an Agreement and Plan of Reorganization and
                    Liquidation providing for (i) the transfer of all of the assets and liabilities of the MSIF Small Cap Value Equity
                    Portfolio to the MAS Funds ("MAS") Mid Cap Value Portfolio in exchange for shares of the MAS Mid Cap Value Portfolio;
                    (ii) the distribution of the MAS Mid Cap Value Portfolio shares so received to shareholders of the MSIF Small Cap
                    Value Equity Portfolio; and (iii) the termination under state law of the MSIF Small Cap Value Equity Portfolio;

     Proposal 2:    Approval of an Agreement and Plan of Reorganization and
                    Liquidation providing for (i) the transfer of all of the assets and liabilities of the MSIF Balanced Portfolio to the MAS Balanced Portfolio in exchange for shares of the MAS
                    Balanced Portfolio; (ii) the distribution of the MAS
                    Balanced Portfolio shares so received to shareholders of the MSIF Balanced Portfolio; and (iii) the termination under state law of the MSIF Balanced Portfolio;

     Proposal 3:    The transaction of such other business as may properly be
                    brought before the meeting.

     Shareholders of record as of the close of business on February 5, 1998 are entitled to notice of, and to vote at, this meeting or any adjournment thereof.

     SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF MSIF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE

THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                        Valerie Y. Lewis
                                        Secretary

February____, 1998

                              PROXY STATEMENT/PROSPECTUS

                               DATED February ___, 1998

          RELATING TO THE ACQUISITION OF THE ASSETS OF CERTAIN PORTFOLIOS OF
                      MORGAN STANLEY INSTITUTIONAL FUND, INC.
                            1221 AVENUE OF THE AMERICAS
                             NEW YORK, NEW YORK 10020
                                   1-800-548-7786
               BY AND IN EXCHANGE FOR SHARES OF CERTAIN PORTFOLIOS OF
                                     MAS FUNDS
                                  ONE TOWER BRIDGE
                       WEST CONSHOHOCKEN, PENNSYLVANIA 19428
                                    1-800-354-8185

     This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of the Morgan Stanley Institutional Fund, Inc. ("MSIF") in connection with the Special Meeting of Shareholders (the "Meeting") of the MSIF Small Cap Value Equity and Balanced Portfolios (each an "MSIF Portfolio") to be held on March 11, 1998 at 4:00 p.m. (Eastern Time) at the offices of Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, NY, Conference Room 3, 22nd Floor. At the meeting, shareholders of each MSIF Portfolio will be asked to consider and approve an Agreement and Plan of Reorganization and Liquidation (the "Reorganization Agreement"), by and between MSIF and MAS Funds ("MAS") on behalf of its Mid Cap Value and Balanced Portfolios thereof (each an "MAS Portfolio"; the MSIF Portfolios and MAS Portfolios are referred to collectively as "Portfolios") and the matters contemplated therein. A copy of the Reorganization Agreement is attached as Exhibit A.

     The Reorganization Agreement provides that each MSIF Portfolio will transfer all of its known assets and known liabilities to a corresponding MAS Portfolio identified below opposite each name:


     MAS Acquiring Portfolios                MSIF Acquired Portfolios
     ------------------------                --------------------------------

     Mid Cap Value Portfolio                 Small Cap Value Equity Portfolio
     Balanced Portfolio                      Balanced Portfolio


     In exchange for the transfers of these assets and liabilities, MAS will simultaneously issue shares in the two MAS Portfolios to the corresponding MSIF Portfolios listed above in an amount equal in value to the net asset value of the MSIF Portfolios' shares.

     The MSIF Portfolios have two classes of shares (Class A and Class B), and the MAS Portfolios have three classes of shares (Institutional, Investment and Adviser). Holders of Class A and B shares of each MSIF Portfolio will receive an amount of Institutional Class shares of the corresponding MAS Portfolio equal in value to their MSIF Portfolio shares.

     Immediately after the transfer of the MSIF Portfolios' assets and liabilities, the MSIF Portfolios will make liquidating distributions of the MAS Portfolios' shares received to shareholders of the MSIF Portfolios, so that a holder of shares in a MSIF Portfolio at the Effective Time of the Reorganization (as defined in the Reorganization Agreement) will receive Institutional Class Shares of the corresponding MAS Portfolio with the same aggregate net asset value as the shareholder had in the MSIF Portfolio immediately before the Reorganization. Following the Reorganization, shareholders of the MSIF Portfolios will be shareholders of the corresponding MAS Portfolios, and the MSIF Portfolios will be terminated under state law.

     MAS and MSIF are both open-end, management investment companies. Miller Anderson & Sherrerd, LLP ("Miller Anderson") provides investment advisory services to the MAS Portfolios. Morgan Stanley Asset Management Inc. ("MSAM") serves as investment adviser for MSIF. Miller Anderson is wholly-owned, indirectly, by MSAM and certain of its affiliates. Miller Anderson and MSAM are wholly-owned, directly or indirectly, by Morgan Stanley, Dean Witter, Discover & Co.

     This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the MSIF Portfolios should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated February ___, 1998, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the MSIF Portfolios and the MAS Portfolios, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to MAS Funds, One Tower Bridge, West Conshohocken, PA 19428 or by calling toll-free 1-800-354-8185.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the MSIF Portfolios, see the prospectus for the MSIF Portfolios, dated May 1, 1997, as supplemented through September 26, 1997, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Proxy Statement/Prospectus insofar as it relates to the MSIF Portfolios and not to any other portfolio of MSIF described therein. It is available without charge by calling 1-800-548-7786. For a more detailed discussion of the investment objectives, policies, risks and restrictions of the MAS Portfolios, see the prospectus for MAS Funds relating to the Institutional Class Shares of the MAS Portfolios, dated January 31, 1997, as supplemented through June 5, 1997, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus insofar as it relates to the MAS Portfolios, and not to any other portfolio of MAS Funds described therein. A copy of the prospectus for the MAS Portfolios accompanies this Proxy Statement/Prospectus. A Statement of Additional Information for the MAS Portfolios dated January 31, 1997, as supplemented through June 5, 1997, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. A copy is available upon request and without charge by calling 1-800-354-8185.

     This Proxy Statement/Prospectus constitutes the proxy statement of MSIF for the Meeting and is expected to be sent to shareholders on or about
February ___, 1998.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 TABLE OF CONTENTS

                                                                            Page
Synopsis . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
     The Reorganization. . . . . . . . . . . . . . . . . . . . . . . . . . . .5
     The Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .6
Risks. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
Reasons for the Reorganization . . . . . . . . . . . . . . . . . . . . . . . 14
Information Relating to the Reorganization . . . . . . . . . . . . . . . . . 17
The Portfolios' Investment Objectives and Policies . . . . . . . . . . . . . 19
The Portfolios' Purchase, Exchange and Redemption Procedures . . . . . . . . 20
Shareholder Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
Information About the MAS and MSIF Portfolios. . . . . . . . . . . . . . . . 25
Voting Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
Other Business . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
Shareholder Inquiries. . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
Exhibit A - Form of Agreement and Plan of Reorganization and Liquidation . .A-1

                                       SYNOPSIS


     The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus and is qualified by reference to the more complete information contained herein and in the attached Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully.

THE REORGANIZATION

     BACKGROUND. The Board of Directors of MSIF, including the Directors who are not "interested persons" of MSIF within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 ("1940 Act"), has unanimously approved, subject to shareholder approval, entry into an Agreement and Plan of Reorganization between MSIF and MAS. A copy of the form of Agreement and Plan of Reorganization and Liquidation (the "Reorganization Agreement") is attached hereto as Exhibit A. The Reorganization Agreement provides that each MSIF Portfolio will transfer all of its assets and stated liabilities to the corresponding MAS Portfolio in exchange solely for Institutional Class Shares of that MAS Portfolio. Each MSIF Portfolio will distribute the MAS Portfolio shares that it receives to its shareholders in liquidation. Each MSIF Portfolio will then be terminated under state law. No sales charge will be imposed in connection with these transactions.

     The Board of Directors of MSIF has concluded that the Reorganization would be in the best interests of the MSIF Portfolios and their shareholders and that the interests of existing shareholders in the MSIF Portfolios would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Directors of MSIF recommends that you vote for approval of the Reorganization Agreement.

     TAX CONSEQUENCES. The consummation of the Reorganization is subject to the receipt of an opinion of counsel to MSIF to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

     SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the MAS Portfolios and the MSIF Portfolios are, in many respects, similar, management of MSIF believes that an investment in the corresponding MAS Portfolios involves investment characteristics, including risks, that are, in some respects, different from those of the MSIF
Portfolios.   Because of these different risks and other differences in the investment objectives and policies of the MAS Portfolios, shareholders should consider whether the corresponding MAS Portfolio conforms to their investment objectives.

THE FUNDS

     BUSINESS OF THE FUNDS. MSIF is a no-load, open-end management investment company, which offers redeemable shares in a series of diversified and non-diversified investment portfolios. It was organized as a Maryland corporation on June 16, 1988. MSIF offers two classes of shares, Class A shares and Class B shares. Class A shares differ from Class B shares with respect to distribution costs, as set forth in the prospectus.

     MAS is a no-load, open-end, management investment company, which offers redeemable shares in a series of diversified and non-diversified investment portfolios. It was organized as a Pennsylvania business trust on September 15, 1984. MAS offers three classes of shares, Institutional, Investment and Adviser, which differ with respect to distribution and shareholder servicing costs, as set forth in the prospectus.

     INVESTMENT OBJECTIVES AND POLICIES. The investment objective of the MAS Mid Cap Value Portfolio is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk. It invests in undervalued common stocks with equity capitalization in the range of the companies represented in the S&P MidCap 400 Index (currently ranging from $500 million to $6 billion).

     The investment objective of the MSIF Small Cap Value Equity Portfolio is to provide high long-term total return. It invests in undervalued equity securities of small to medium sized corporations with market capitalizations in the range of companies represented in the Russell 2500 Small Companies Index (currently $70 million to $1.3 billion).

     The investment objective of the MAS Balanced Portfolio is to achieve above average total return over a market cycle of three to five years, consistent with reasonable risk. It invests in a diversified portfolio of common stocks and fixed-income securities.

     The investment objective of the MSIF Balanced Portfolio is to achieve high total return while preserving capital by investing in a combination of undervalued equity securities and fixed-income securities.

     DIVIDEND POLICIES. Dividends from the net investment income of the MSIF and MAS Portfolios, except the MAS Mid Cap Value Portfolio, are declared and paid to shareholders on a quarterly basis. The MAS Mid Cap Value Portfolio declares and pays dividends from its net investment income annually. For all Portfolios, capital gains, if any, are distributed annually.

     INVESTMENT ADVISERS AND ADVISORY FEES. Miller Anderson & Sherrerd, LLP ("Miller Anderson") is a registered investment adviser and serves as investment adviser to the MAS Portfolios and the other investment portfolios of MAS. Miller Anderson supervises and manages all of the investment operations of MAS. Miller Anderson is wholly owned, indirectly, by MSAM and certain of its affiliates, all of which are direct or indirect subsidiaries of Morgan Stanley, Dean Witter,

Discover & Co. Miller Anderson also serves as investment adviser to employee benefit plans, endowment funds, foundations and other institutional investors, and as investment adviser or sub-adviser to several other investment companies. Miller Anderson had approximately $55.7 billion of assets under management as of September 30, 1997 and is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428.


     Under an agreement with MAS Funds, Miller Anderson is entitled to receive a fee from each MAS Portfolio, calculated quarterly, at the following annual percentage rates of each Portfolio's net assets:


 MAS Portfolio                          Percentage Rate
 -------------                          ---------------

 Mid Cap Value Portfolio . . . . . . . . 0.750%

 Balanced Portfolio. . . . . . . . . . . 0.450%


For the fiscal year ending September 30, 1997, Miller Anderson received the following as compensation for its services:


 MAS Portfolio                          Fees (as a percentage of net assets)
 -------------                          ------------------------------------

 Mid Cap Value Portfolio . . . . . . . . 0.730%*

 Balanced Portfolio. . . . . . . . . . . 0.450%


*Miller Anderson voluntarily agreed to waive a portion of its fee so that total operating expenses for the Institutional Class Shares of the Mid Cap Value Portfolio did not exceed 0.88%.

     The Portfolio Managers of the MAS Portfolios share primary responsibility for managing the Portfolio's assets. The Portfolio Managers of the MAS Portfolios are as follows:

Mid Cap Value Portfolio:           Gary G. Schlarbaum, Bradley S. Daniels and
                                   William B. Gerlach

Balanced Portfolio:                Thomas L. Bennett, Gary G. Schlarbaum,
                                   Horacio A. Valeiras, and Richard B. Worley

     Morgan Stanley Asset Management Inc. ("MSAM"), an indirect, wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., serves as the investment adviser for MSIF. MSAM supervises and manages all of the investment operations of MSIF. As of October 31, 1997, MSAM, together with its affiliated institutional asset management companies (excluding Miller Anderson), had approximately $81.8 billion in assets under management as an investment manager or as a named fiduciary or fiduciary adviser. MSAM is located at 1221 Avenue of the Americas, New York, NY 10020.

     Under an agreement with MSIF, MSAM is entitled to receive a fee from each MSIF Portfolio, payable quarterly, at the following annual percentage rates:


 MSIF Portfolio                         Percentage Rate
 --------------                         ---------------

 Small Cap Value Equity Portfolio. . . .0.85%

 Balanced Portfolio. . . . . . . . . . .0.50%


     For the year ending December 31, 1996, MSAM received the following as compensation for its services:


 MSIF Portfolio                         Fees (as a percentage of net assets)
 --------------                         ------------------------------------

 Small Cap Value Equity Portfolio. . . .0.53%*

 Balanced Portfolio. . . . . . . . . . .0.00%*


* MSAM voluntarily agreed to waive a portion of its fee so that the total operating expenses of the Small Cap Value Equity and Balanced Portfolios did not exceed 1.00% and 0.70%, respectively, for Class A Shares and 1.25% and 0.95%, respectively, for Class B Shares.

     Pursuant to an arrangement between Miller Anderson and MSAM, two of the individuals responsible for managing the investments of the MAS Mid Cap Value Portfolio, Gary G. Schlarbaum and William B. Gerlach, are also responsible for managing the investments of the MSIF Small Cap Value Equity Portfolio. Stephen
C. Sexauer and Alford E. Zick, Jr. manage the investments of the MSIF Balanced Portfolio.

     The following comparative fee tables show the current fees for the corresponding MAS and MSIF Portfolios.

     SHAREHOLDER TRANSACTION EXPENSES. Neither MAS nor MSIF impose fees on shareholder transactions.

         ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS) -
                       NET OF FEE WAIVERS AND/OR REIMBURSEMENTS



                       Management Fees
                       (net of fee waivers                      Total Operating Expenses
                       and expense           12b-1   Other      (net of fee waivers and
Portfolio              reimbursements)       Fees    Expenses   expense reimbursements)(1)
---------              -------------------   -----   --------   ---------------------------

MAS Mid Cap Value           0.73%            None      0.17%               0.90%
Institutional Class

MSIF Small Cap Value        0.53%            None      0.47%               1.00%
Equity-Class A

MSIF Small Cap Value        0.53%            0.25%     0.47%               1.25%
Equity-Class B
-------------------------------------------------------------------------------------------

MAS Balanced                0.45%            None      0.13%               0.58%
Institutional Class

MSIF Balanced-
Class A                     0.00%            None      0.70%               0.70%

MSIF Balanced-
Class B                     0.00%            0.25%     0.70%               0.95%
-------------------------------------------------------------------------------------------




(1) The Total Operating Expenses of the MAS Portfolios exclude the effect of expense offsets. If expense offsets were included, the Total Operating Expenses would be 0.88% and 0.56% of the average daily net assets of the MAS Mid Cap Value Portfolio and MAS Balanced Portfolio, respectively. Miller Anderson has voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary to keep Total Operating Expenses for the Institutional Class Shares of the MAS Mid Cap Value Portfolio from exceeding 0.88% of the Portfolio's average daily net assets. Absent such waivers and reimbursements, management fees would be 0.75% and total operating expenses would be 0.92% of the Portfolio's average daily net assets attributable to the Institutional
Class Shares.

     MSAM has voluntarily agreed to waive a portion of its fee so that the total operating expenses of the Small Cap Value Equity and Balanced Portfolios do not exceed 1.00% and 0.70%, respectively, for Class A Shares and 1.25% and 0.95%, respectively, for Class B Shares. Absent such waivers and reimbursements, management fees would be 0.85% and 0.50% of the Small Cap Value Equity and Balanced Portfolios' average daily net assets, respectively. Absent waivers or reimbursements, the Total Operating Expenses, as a percentage of the average daily net assets of each class, of the MSIF Small Cap Value Equity Portfolio would be 1.32% for Class A and 1.57% for Class B, and of the MSIF Balanced Portfolio would be 1.32% for Class A and 1.57% for Class B.

EXAMPLE

     The purpose of this table is to assist investors in understanding the various expenses that a shareholder in a Portfolio will bear directly or indirectly. The following illustrates the expenses on a $1,000 investment under the existing and proposed fees and the expenses stated above, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

 Portfolio                        1 year     3 years     5 years    10 years
 ---------                        ------     -------     -------    --------

 MAS Mid Cap Value                  $9         $29         $50        $111
 MSIF Small Cap Value-Class A      $10         $32         $55        $122
 MSIF Small Cap Value-Class B      $13         $40         $69        $151
--------------------------------------------------------------------------------
 MAS Balanced                       $6         $19         $32         $73
 MSIF Balanced-Class A              $7         $22         $39         $87
 MSIF Balanced-Class B             $10         $30         $53        $117
--------------------------------------------------------------------------------

The Example above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown. The MAS Portfolios offer other classes of shares which vary with respect to distribution and shareholder service costs.

     OTHER SIGNIFICANT FEES. In addition to serving as adviser, MSAM provides shareholder services and other administrative services to the MSIF Portfolios under an administration agreement. The administration agreement also provides that MSAM, through its agents, will provide MSIF with dividend disbursing and transfer agent services. For its services under this agreement, MSAM is entitled to receive a monthly fee which, on an annual basis, equals 0.15% of the average daily net assets of each Portfolio.

     Morgan Stanley & Co., Incorporated ("Morgan Stanley"), an affiliate of MSAM, serves as the exclusive distributor of Class A and Class B shares of MSIF. MSIF has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 under the 1940 Act, under which Morgan Stanley is entitled to receive a distribution fee from each Portfolio, which is accrued daily and paid quarterly, of 0.25% of the average daily net assets of the Class B shares of each Portfolio on an annualized basis. Each Plan is designed to compensate Morgan Stanley for its services, not to reimburse Morgan Stanley for its expenses, and Morgan Stanley may retain any portion of the fee that it does not expend in fulfillment of its obligation to MSIF.
Morgan Stanley may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of Morgan Stanley and MSAM is free to make additional payments out of its own assets to promote the sale of Portfolio shares, including payments that compensate financial institutions for distribution services or shareholder services.

     Miller Anderson provides administrative services to MAS pursuant to an administration agreement. Under this agreement, Miller Anderson receives an annual fee, accrued daily and payable monthly of 0.08% of MAS' average daily net assets. MAS Fund Distribution, Inc. ("MASDI"), a wholly-owned subsidiary of Miller Anderson, serves as the exclusive distributor of the shares of MAS.
MASDI receives no compensation for its services with respect to Institutional Class Shares.

     Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank ("Chase"), provides sub-administration, fund accounting and other services to MSIF and MAS pursuant to sub-administration agreements with MSAM and Miller Anderson, respectively. CGFSC also serves as transfer and dividend disbursing agent for both MSIF and MAS. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

     Chase and Morgan Stanley Trust Company serve as custodians for the MSIF Portfolios and Chase serves as custodian for the MAS Portfolios.

     PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES. The terms of applicable purchase, exchange and redemption procedures for MAS and MSIF shares are substantially the same.


                                        RISKS

     MAS MID CAP VALUE AND MSIF SMALL CAP VALUE EQUITY PORTFOLIO. The MAS Mid Cap Value Portfolio and the MSIF Small Cap Value Equity Portfolio each invests principally in equity securities of domestic companies that are deemed by their respective investment advisers to be undervalued, although they also may invest in other securities, including securities of foreign issuers. Each Portfolio invests principally in companies whose market capitalizations are in the range represented by companies included in certain market indices (discussed in more detail below). Because the market capitalizations of these indices overlap, the Portfolios often may, and in fact currently do, invest in many of the same companies. In addition, the persons principally responsible for managing the assets of the MAS Mid Cap Value Portfolio also manage the assets of the MSIF Small Cap Value Equity Portfolio. Accordingly, as of September 30, 1997, the Portfolios had a substantial portion of their assets invested in the same companies (see the pro forma financial information included in the Statement of Additional Information that relates to this Proxy Statement/Prospectus for more details on the Portfolios' holdings). Since the Portfolios generally may invest in the same or similar securities, they are subject to substantially the same investment risks. However, there are some differences between the Portfolios, which are described below.

     MARKET CAPITALIZATION. The MAS and MSIF Portfolios differ with respect to the market capitalizations of the companies in which they may invest. The MAS Mid Cap Value Portfolio invests principally in equity securities of companies with capitalizations generally ranging from $500 million to $6 billion. The MSIF Small Cap Value Equity Portfolio invests principally in equity securities of smaller companies with capitalizations generally ranging from $70 million to $1.3 billion. Thus, each Portfolio may invest in some of the same securities as the other, depending on its adviser's judgment regarding market conditions and the relative attractiveness of securities of larger or smaller companies. To the extent that the MSIF Portfolio invests in companies that are smaller than those in which the MAS Portfolio invests, such investments may present a higher degree of risk and price volatility because such companies may have fewer products or lines of business and may not possess management personnel equipped to guide the firms beyond the initial entrepreneurial or start-up phases.

     DERIVATIVES. The MAS and MSIF Portfolios may invest in certain derivative instruments, including caps, floors and collars, futures and options on futures, options, structured notes, and swaps. These instruments are described more fully in the prospectuses of the respective Portfolios and involve certain risks described therein. Certain of these instruments also require the Portfolios to segregate some or all of their liquid assets to cover their obligations thereunder. The MSIF Portfolio limits its use of derivative instruments generally to 33 1/3% of its total assets, as measured by the aggregate notional amount of outstanding derivative instruments, except that derivatives used for hedging purposes are not subject to this limit. The MAS Portfolio may enter into futures contracts and write put or call options subject to the limit that the Portfolio may not enter into a futures contract to the extent that its outstanding obligations to purchase securities, combined with its outstanding obligations relating to options transactions, would exceed 50% of its total assets. The MAS Portfolio is not subject to any percentage limit on its ability to invest in other types of derivative instruments, such as swaps, except that the requirement that it set aside liquid assets to cover its obligations under certain instruments imposes practical limits on its ability to so invest.

     The primary risks associated with the use of futures and options are (i) imperfect correlation between the value of the securities held by a Portfolio and the value of the particular futures or option instrument, and (ii) the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so. In addition, the need to segregate assets to cover its obligations could, at higher levels of segregation, result in a Portfolio having less flexibility to manage its investments properly, meet shareholder redemption requests, or meet other obligations and forcing the Portfolio to sell other securities that it wanted to retain or to realize unintended gains or losses. Other derivative instruments are subject to risks, including the risk of default by the other party to a transaction, the risk of loss due to changes in market values, interest rates or currency exchange rates, and the risk that an instrument may become illiquid.

     ILLIQUID SECURITIES. Neither the MAS Portfolio nor the MSIF Portfolio may invest more than an aggregate of 15% of its net assets in illiquid securities. In addition, the MSIF Portfolio may not invest more than 10% of its total assets in securities that are restricted from sale to the public without registration under the 1933 Act, except for securities that can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act. The MAS Portfolio has no similar limit.

     PLEDGING ASSETS. The MAS Portfolio may pledge, mortgage or hypothecate assets in an amount up to 50% of its total assets, provided that it may segregate assets without limit in order to comply with the requirements of
Section 18(f) of the 1940 Act and applicable rules, regulations or interpretations of the SEC and its staff. The MSIF Portfolio may not pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value.

     SELLING SHORT. The MAS Portfolio may engage in short selling, provided (i) the Portfolio by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold short and, if the right is conditional, the sale is made upon the same conditions, or
(ii) the Portfolio maintains liquid assets in a segregated account in an amount that, when combined with the amount of collateral deposited with the broker, equals the current market value of the security sold short. The MSIF Portfolio may not sell securities short.

     TEMPORARY DEFENSIVE INVESTING. The MAS and MSIF Portfolios each may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments or certain types of fixed income securities, or may hold cash. The fixed income securities the MSIF Portfolio may invest in are high quality short and medium term fixed income securities. The MAS Portfolio may, for these purposes, invest in any fixed income instrument that the Portfolio is permitted to purchase.

     MAS AND MSIF BALANCED PORTFOLIOS.   The Portfolios generally may invest in
the same or similar securities and, thus, are subject to substantially the same investment risks. However, there are some differences between the Portfolios, which are described below.

     DERIVATIVES. The MAS Balanced Portfolio and the MSIF Balanced Portfolio may invest in certain derivative instruments, including caps, floors and collars, futures and options on futures, options, structured notes, and swaps. These instruments are described more fully in the prospectuses of the respective Portfolios and involve certain risks described therein. Certain of these instruments also require the Portfolios to segregate some or all of their liquid assets to cover their obligations thereunder. The MSIF Portfolio limits its use of derivative instruments generally to 33 1/3% of its total assets, as measured by the aggregate notional amount of outstanding derivative instruments, except that derivatives used for hedging purposes are not subject to this limit. The MAS Portfolio may enter into futures contracts and write put or call options subject to the limit that the Portfolio may not enter into a futures contract to the extent that its outstanding obligations to purchase securities, combined with its outstanding obligations relating to options transactions, would exceed 50% of its total assets. The MAS Portfolio is not subject to any percentage limit on its ability to invest in other types of derivative instruments, such as swaps, except that the requirement that it set aside liquid assets to cover its obligations under certain instruments imposes practical limits on its ability to so invest.

     The primary risks associated with the use of futures and options are (i) imperfect correlation between the value of the securities held by a Portfolio and the value of the particular futures or option instrument, and (ii) the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so. In addition, the need to segregate assets to cover its obligations could, at higher levels of segregation, result in a Portfolio having less flexibility to manage its investments properly, meet shareholder redemption requests, or meet other obligations and forcing the Portfolio to sell other securities that it wanted to retain or to realize unintended gains or losses. Other derivative instruments are subject to risks, including the risk of default by the other party to a transaction, the risk of loss due to changes in market values, interest rates or currency exchange rates, and the risk that an instrument may become illiquid.

     FOREIGN INVESTMENT. The MAS and MSIF Portfolios may each invest up to 25% of its assets in equity or fixed income securities of foreign issuers. The Portfolios differ as to the types of foreign fixed income securities they may purchase. The MSIF Portfolio may invest in foreign mortgage-backed securities, corporate bonds, bank obligations and short-term money market instruments. It may not invest in foreign government securities. The MAS Portfolio may invest in a broader range of foreign fixed income securities, including foreign government securities. In addition, the MAS

Portfolio may invest up to 10% of its assets, subject to its overall 25% limit on foreign securities, in Brady Bonds, which are foreign fixed income securities created in connection with debt restructurings. Because of the unique risks associated with investments in Brady Bonds and the history of defaults by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds generally are viewed as more speculative. The MSIF Portfolio generally may not invest in Brady Bonds.

     ILLIQUID SECURITIES. Neither the MAS Portfolio nor the MSIF Portfolio may invest more than an aggregate of 15% of its net assets in illiquid securities. In addition, the MSIF Portfolio may not invest more than 10% of its total assets in securities that are restricted from sale to the public without registration under the 1933 Act, except for securities that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. The MAS Portfolio has no similar limit.

     PLEDGING ASSETS. The MAS Portfolio may pledge, mortgage or hypothecate assets in an amount up to 50% of its total assets, provided that it may segregate assets without limit in order to comply with the requirements of
Section 18(f) of the 1940 Act and applicable rules, regulations or interpretations of the SEC and its staff. The MSIF Portfolio may not pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value.

     SELLING SHORT. The MAS Portfolio may engage in short selling, provided (i) the Portfolio has the right to obtain securities equivalent in kind and amount to the securities sold short and, if the right is conditional, the sale is made upon the same conditions, or (ii) the Portfolio maintains liquid assets in a segregated account in an amount that, when combined with the amount of collateral deposited with the broker, equals the current market value of the security sold short. The MSIF Portfolio may not sell securities short.

     TEMPORARY DEFENSIVE INVESTING. The MAS and MSIF Portfolios each may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments or certain types of fixed income securities or may hold cash. The MSIF Balanced Portfolio may, for temporary, defensive purposes invest in high quality short and medium term fixed income securities. The MAS Balanced Portfolio may, for these purposes, invest in any fixed income instrument that the Portfolio is permitted to purchase.

                            REASONS FOR THE REORGANIZATION

     In electing to approve the Reorganization Agreement and recommend it to shareholders of MSIF, the Directors acted upon information provided to them indicating that the proposed transaction would operate in the best interests of MSIF shareholders. The Directors considered the terms and conditions of the Reorganization Agreement, the affiliation between MSAM and Miller Anderson and their cooperation in providing investment management and shareholder services, the size and history of asset growth of the MSIF and MAS Portfolios, the fees and expenses of the Portfolios, the Portfolios' investment performance, the compatibility of the Portfolios' investment objectives, significant investment policies and limitations, the anticipated tax treatment of the

Reorganization, and any costs to be incurred by the Portfolios in connection with the Reorganization. In particular, the Directors determined that the proposed transaction offered the following benefits:

- INVESTMENT IN FUNDS OFFERING GREATER EFFICIENCIES: The Directors considered the relatively small size of the MSIF Portfolios and that the proposed transaction would, if effected, result in the MSIF Portfolios' shareholders being invested in significantly larger MAS Portfolios, which may be better able to achieve cost efficiencies because of their larger size. The Directors noted that the total operating expenses of the MAS Portfolios were generally lower than those of the MSIF Portfolios.

- ACCESS TO A BROADER ARRAY OF INVESTMENT OPTIONS: The Directors noted that, at the time they approved the Reorganization, MAS consisted of 26 portfolios and total anticipated assets in excess of $13 billion. Since then, MAS has grown to 28 portfolios with over $16 billion in assets. Shareholders of the MSIF Portfolios, by becoming part of the MAS complex, would be able to exchange their shares for Institutional Class Shares of other MAS portfolios. MSIF shareholders also would be able to exchange their shares for Class A Shares of other MSIF portfolios that are not part of the proposed transfer. Shareholders should note that the MAS Funds Small Cap Value Portfolio is currently closed to new investors.

- CONTINUITY OF MANAGEMENT: MSAM and Miller Anderson are closely affiliated and work together in managing the assets of numerous MSIF and MAS Portfolios and in providing services to shareholders. In addition, the individuals responsible for managing the MSIF Small Cap Value Equity Portfolio are also responsible, with one additional person, for managing the MAS Mid Cap Value Portfolio.

- SIMILARITIES OF THE PORTFOLIOS: The Directors considered the fact that the Portfolios proposed to be combined have similar investment objectives, policies and strategies. In particular, the Directors noted that there is considerable overlap in the companies represented in the market capitalization ranges of the companies tracked by the Russell 2500 Small Company Index and the S&P Mid Cap 400 Index, within which ranges the MSIF Small Cap Value Equity Portfolio and the MAS Mid Cap Value Portfolio, respectively, principally invest. The Directors further noted that the MSIF Balanced and MAS Balanced Portfolios invest in similar-sized companies.

- TAX-FREE NATURE OF TRANSACTION; LACK OF DILUTION: The Directors were informed that the Reorganization would be accomplished without the imposition of federal income taxes on the MSIF Portfolios, the MAS Portfolios, or their shareholders and that outside counsel to MSIF would issue an opinion to this effect. The interests of MSIF shareholders will not be materially diluted as a result of the proposed transaction. Shareholders of the MSIF Portfolios will receive shares of the MAS Portfolios equal in value to the value of the MSIF Portfolio shares they own.

- PERFORMANCE OF MAS: The Board considered information relating to the historical performance of the MAS Portfolios. The Directors were given details on the performance record for each MAS Portfolio, both on an absolute basis and in comparison to the MSIF Portfolios and relevant benchmarks and industry averages. The table below compares the performance of the MAS and MSIF Portfolios.

         Average Annual Total Return for Periods Ended September 30, 1997


 Portfolio            1 Year       3 Years      5 Years      Since Inception*
 ---------            ------       -------      -------      ----------------

 MSIF Balanced
 Class A              21.09%       15.61%       11.76%       11.31%

 MAS Balanced
 Institutional Class  27.44%       20.62%       n.a.         14.53%
--------------------------------------------------------------------------------
 MSIF Small Cap
 Value Equity
 Class A              56.16%       27.52%       n.a.         20.11%


 MAS Mid Cap
 Value Institutional
 Class                61.40%       n.a.         n.a.         42.61%
--------------------------------------------------------------------------------

         Average Annual Total Return for Periods Ended December 31, 1996


 Portfolio            1 Year       3 Years      5 Years      Since Inception*
 ---------            ------       -------      -------      ----------------

 MSIF Balanced
 Class A              10.93%       10.23%       10.15%        10.39%

 MAS Balanced
 Institutional Class  15.37%       12.94%        n.a.         12.30%
--------------------------------------------------------------------------------
 MSIF Small Cap
 Value Equity
 Class A              22.99%       15.01%       n.a.         14.32%

 MAS Mid Cap
 Value Institutional
 Class                40.77%       n.a.         n.a.         36.62%
--------------------------------------------------------------------------------


* Inception dates for the Portfolios are as follows: MSIF Balanced Portfolio commenced operations 2/20/90; MAS Balanced Portfolio commenced operations 12/31/92; MSIF Small Cap Value Equity Portfolio commenced operations 12/17/92; MAS Mid Cap Value Portfolio commenced operations 12/30/94.

                     INFORMATION RELATING TO THE REORGANIZATION

     DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

     The Reorganization Agreement provides that substantially all of the assets and liabilities of each MSIF Portfolio will be transferred to the corresponding MAS Portfolio at the Effective Time of the Reorganization. In exchange for the transfer of these assets, MAS will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional Institutional Class shares of each MAS Portfolio to the corresponding MSIF Portfolio equal in value to the respective net asset values of each MSIF Portfolio immediately prior to the Effective Time of the Reorganization.


     Following the transfer of assets and liabilities in exchange for MAS Portfolio shares, each MSIF Portfolio will distribute pro rata the shares of the corresponding MAS Portfolios so received to its shareholders in liquidation. Each shareholder of the MSIF Portfolios owning shares at the Effective Time of the Reorganization will receive Institutional Class shares of equal value. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the shareholders of the MSIF Portfolios' shareholders on the share records of MAS' transfer agent. Each account will represent the respective pro rata number of full and fractional Institutional Class Shares of the MAS Portfolios due to the shareholders of the corresponding MSIF Portfolios. The MAS Portfolios do not issue share certificates to shareholders. Shares of the MAS Portfolios to be issued will have no preemptive or conversion rights.
No sales charge will be imposed in connection with the receipt of such Institutional Class shares by the MSIF Portfolios' shareholders. The MSIF Portfolios then will be terminated under state law.

     As provided in the Reorganization Agreement, each Portfolio will bear its own expenses resulting from the Reorganization. The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement by shareholders of the MSIF Portfolios; the receipt of certain legal opinions described in Section 6, 7 and 8 of the Reorganization Agreement (including an opinion of counsel that the MAS Portfolios' shares issued in accordance with the terms of the Reorganization Agreement are validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning aggregate asset values; and the parties' performance in all material respects of the agreements and undertakings in the Reorganization Agreement.

     The Reorganization Agreement and the Reorganization may be abandoned with respect to one or both of the MSIF Portfolios or MAS Portfolios without penalty at any time prior to the Effective Time of the Reorganization by resolution of the Board of Directors of MSIF or the Board of Trustees of MAS or at the discretion of any duly authorized officer of MAS or MSIF, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Reorganization inadvisable.

     FEDERAL INCOME TAXES. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended. If so qualified, shareholders of the MSIF Portfolios will not recognize gain or loss in the transaction; the tax basis of the MAS shares received will be the same as the basis of the MSIF shares surrendered; and the holding period of the MAS shares received will include the holding period of the MSIF shares surrendered, provided that the shares surrendered were capital assets in the hands of the MSIF shareholders at the time of the transaction. As a condition to the closing of the Reorganization, MSIF and MAS will receive an opinion from counsel to that effect. MSIF, on behalf of the MSIF Portfolios, has not sought a tax ruling from the Internal Revenue Service. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including state and local tax consequences.

     CAPITALIZATION.  The following table sets forth as of September 30, 1997
(i) the capitalization of each of the MAS Portfolios; (ii) the capitalization of each of the MSIF Portfolios; and (iii) the pro forma combined capitalization of the Portfolios assuming the Reorganization has been approved.


Portfolio                       Net Assets      Net Asset Value Per Share       Shares Outstanding
---------                       ----------      -------------------------       ------------------
MAS Mid Cap Value              $220,259,681              $21.80                     10,103,104
Institutional Class              $1,238,516              $21.75                         56,951
Investment Class               ------------                                         ----------
Total                          $221,498,197                                         10,160,055

MSIF Small Cap Value Equity     $34,648,575              $14.65                      2,364,674
Class A                          $8,043,615              $14.63                        549,793
Class B                        ------------                                         ----------
Total                           $42,692,190                                          2,914,467

Combined Portfolios            $262,951,871              $21.80                     12,062,013
Institutional Class              $1,238,516              $21.75                         56,951
Investment Class               ------------                                         ----------
Total                          $264,190,387                                         12,118,964
---------------------------------------------------------------------------------------------------

MAS Balanced                   $343,283,828              $15.30                     22,437,992
Institutional Class              $3,943,685              $15.30                        257,760
Investment Class                $27,366,384              $15.30                      1,789,135
Adviser Class                  ------------                                         ----------
Total                          $374,593,897                                         24,484,887

MSIF Balanced                    $4,351,469              $8.85                         491,933
Class A                            $707,025              $8.82                          80,180
Class B                        ------------                                         ----------
Total                            $5,058,494                                            572,113

Combined Portfolios            $348,342,322              $15.30                     22,766,688
Institutional Class              $3,943,685              $15.30                        257,760
Investment Class                $27,366,384              $15.30                      1,789,135
Adviser Class                  ------------                                         ----------
Total                          $379,652,391                                         24,813,583
---------------------------------------------------------------------------------------------------


     THE PORTFOLIOS' INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of the MAS Portfolios are, in many respects, similar to those of the corresponding MSIF Portfolios. There are, however, differences of which shareholders should be aware. These differences are outlined below.

MAS MID CAP VALUE PORTFOLIO AND MSIF SMALL CAP VALUE EQUITY PORTFOLIO

     The investment objective of the MAS Mid Cap Value Portfolio is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk. The Portfolio seeks to achieve this objective by investing in common stocks with equity capitalizations in the range of the companies represented in the S&P Mid Cap 400 Index which Miller Anderson believes to be relatively undervalued at the time of purchase, based on certain proprietary measures of value. The Portfolio may invest up to 5% of its total assets in foreign equity securities (not including American Depository Receipts) and may use derivatives such as futures, options, and swaps to pursue portfolio strategy.

     The investment objective of the MSIF Small Cap Value Equity Portfolio is to provide high long-term total return. The Portfolio seeks to achieve its objective by investing in equity securities of small- to medium-sized companies that MSAM believes to be undervalued relative to the stock market in general at the time of purchase. The Portfolio invests primarily in companies domiciled in the United States with equity capitalizations in the range of the companies represented in the Russell 2500 Small Company Index. The Portfolio may, from time to time, invest in securities of similar sized foreign issuers.

     As noted above, because the market capitalizations of companies tracked by the S&P Mid Cap 400 Index and the Russell 2500 Small Company Index overlap, the Portfolios often may be invested in the same companies. As of September 30, 1997, the Portfolios had a substantial portion of their assets invested in the same companies (see the Statement of Additional Information relating to this Proxy Statement/Prospectus). To the extent that the Portfolios continue to hold securities of companies whose market capitalizations are within the ranges tracked by both indices, it will reduce the need to dispose of securities that do not meet the MAS Portfolio's investment criteria.

MAS AND MSIF BALANCED PORTFOLIOS

     The investment objective of the MAS Balanced Portfolio is to achieve above average total return over a market cycle of three to five years, consistent with reasonable risk. The Portfolio invests in a diversified portfolio of common stocks and fixed income securities. Under normal conditions, the Portfolio will be invested 60% in common stocks and 40% in fixed income securities and at least 25% will be invested in senior fixed income securities. The asset mix may be changed with common stocks ordinarily representing between 45% and 75% of the total investment. Up to 25% of the Portfolio's total assets may be invested in foreign equity or fixed income securities, and up to 10% may be invested in Brady Bonds. Derivatives may be used to pursue portfolio strategy.

The average weighted maturity of the Portfolio's fixed income securities will ordinarily be greater than five years.

     The investment objective of the MSIF Balanced Portfolio is to achieve high total return while preserving capital. The Portfolio seeks to achieve its objective by investing in a combination of undervalued equity securities and fixed income securities. It primarily invests in large capitalization equity securities, intermediate-maturity bonds and cash equivalents. The Portfolio typically maintains between 35% and 65% of its total assets invested in equity securities of large capitalization companies, principally companies domiciled in the U.S. The Portfolio's fixed income investments will primarily consist of short- and intermediate-term government, corporate and mortgage-related fixed income instruments. Under normal circumstances, the average maturity of the fixed income securities will be approximately five years. Up to 25% of the Portfolio's total assets may be invested in the securities of foreign issuers.

                  THE PORTFOLIOS' PURCHASE, EXCHANGE AND REDEMPTION
                                      PROCEDURES

     The purchase, exchange and redemption procedures governing the Shares of the Funds are substantially the same.

PURCHASE PROCEDURES.

     MAS PORTFOLIOS. Shares of the MAS Portfolios may be purchased directly from MASDI. Institutional Class Shares are available to clients of Miller Anderson with combined investments of $5 million and shareholder organizations who have a contractual arrangement with MAS Funds or MASDI, including institutions such as trusts, foundations or broker/dealers purchasing for the accounts of others. Institutional Class Shares are offered directly to investors without a sales commission at the net asset value of the Portfolio next determined after receipt of the purchase order. Purchase orders may be transmitted by mail or by wire.

     Additional investments of Institutional Class Shares at net asset value may be made at any time (minimum investment is $1,000). Additional investment orders may be transmitted by mail or by wire.

     The net asset value of the MAS Mid Cap Value Portfolio's Institutional Class shares is determined as of the close of the New York Stock Exchange ("NYSE"), ordinarily 4:00 p.m. (Eastern time), on each day MAS is open for business. The net asset value of the MAS Balanced Portfolio's Institutional Class shares is determined as of the later of close of the NYSE (ordinarily 4:00 p.m. Eastern time) or one hour after the close of the bond markets (ordinarily 4:00 Eastern Time), on each day MAS is open for business. The net asset value per share is calculated by dividing the total market value of each Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that Portfolio.

     MAS reserves the right, in its sole discretion, to suspend the offering of Institutional Class shares of any of its Portfolios or to reject any purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of MAS. MAS also reserves the right, in its sole discretion, to waive the minimum initial and subsequent investment amounts.

     MSIF PORTFOLIOS. Shares of the MSIF Portfolios may be purchased directly from MSIF or through its distributor. The minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Class A shares are offered directly to investors at net asset value with no sales commission or 12b-1 fee. Class B shares are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Additional investments may be made at any time (minimum investment $1,000). Purchase orders may be transmitted by mail or by wire.

     The purchase price of the Class A and Class B shares of each MSIF Portfolio is the net asset value next determined after the order is received. An order received prior to the close of the NYSE (ordinarily 4:00 p.m. Eastern time) will be executed at the price computed on the date of receipt. Orders received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the transfer agent received payment by check or by Federal Funds wire prior to the regular close of the NYSE on such day.

     The net asset value per share of a class of shares of each of the MSIF Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the regular close of the NYSE on each day that the NYSE is open for business.

EXCHANGE PRIVILEGES.

     MAS PORTFOLIOS. Each MAS Portfolio's Institutional Class Shares may be exchanged for shares of MAS' other portfolios offering Institutional Class Shares based on the respective net asset values of the shares involved. There are no exchange fees. The officers of MAS reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing. In addition, MSIF Portfolio shareholders who become shareholders of an MAS Portfolio as a result of the Reorganization will be permitted to exchange Institutional Class Shares of the MAS Portfolios for Class A Shares of MSIF's other portfolios.

     MSIF PORTFOLIOS. Shares of each MSIF Portfolio may be exchanged for shares of any other available portfolio of MSIF. In exchange for shares of a portfolio with more than one class, the class of shares received in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and account size for determining the class of shares received in the exchange will apply.

     The exchange privileges of MAS and MSIF may be modified or terminated at any time upon 60-days' notice to shareholders. Investors should obtain and read the applicable prospectus prior to tendering shares for exchange.

REDEMPTION PROCEDURES.

     Shares of the MAS and MSIF Portfolios may be redeemed without charge by mail or by telephone. The shares will be redeemed at the next determined net asset value of shares to their applicable class. Any redemption proceeds may be more or less than the purchase price of the shares, depending on, among other things, the market value of the investment securities held by the Portfolio.

     If the Board of Directors of MSIF or the Board of Trustees of MAS determine that it would be detrimental to the best interest of the remaining shareholders to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by a distribution in-kind of readily marketable securities held by a portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.

                                PORTFOLIO TRANSACTIONS

     The Portfolios' policies regarding portfolio transactions are substantially the same. Please refer to the Portfolios' respective Prospectuses for more information.

                                  SHAREHOLDER RIGHTS

MAS
     GENERAL. MAS Funds was established as a business trust under Pennsylvania law by a Declaration of Trust dated February 15, 1984, as amended and restated as of November 11, 1993. MAS is also governed by its Bylaws and by applicable Pennsylvania law.

     SHARES. MAS is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series (portfolios) of shares. Currently, MAS consists of twenty-eight portfolios and three classes of shares, the Institutional Class, the Adviser Class and the Investment Class shares. The three classes differ with respect to administrative and distribution costs, as set forth in the MAS prospectus. As a result of the Reorganization, shareholders of MSIF shares will receive Institutional Class Shares of the MAS Portfolios. The shares of each MAS Portfolio have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

     VOTING REQUIREMENTS. Shareholders of MAS Funds shares are entitled to one vote for each full share held and fractional votes for fractional shares. The shares of MAS have non-cumulative voting rights, which means that the holder of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. At shareholder meetings, the holders of 40% of a portfolio's shares entitled to vote at the meeting constitute a quorum. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares, and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A meeting will be held to vote on the removal of a Trustee(s) of MAS if requested in writing by the holders of not less than 10% of the outstanding shares of MAS. MAS will assist in shareholder communications in such matters to the extent required by law.

     ELECTION AND TERM OF TRUSTEES. MAS' affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Pennsylvania. Trustees of MAS are elected by a majority vote of a quorum cast by written ballot at the regular meeting of shareholders, if any, or at a special meeting held for that purpose. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to be cast for the election of directors and may elect a successor to fill a resulting vacancy. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

     SHAREHOLDER LIABILITY. The shareholders of MAS Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or MAS.

     LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of MAS. MAS will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's self-dealing, willful misconduct or recklessness.

MSIF
     GENERAL. MSIF was organized as a Maryland corporation on June 16, 1988. MSIF is governed by its Articles of Incorporation, as amended and restated, dated September 27, 1988, its By-Laws, and applicable Maryland law.

     SHARES. MSIF is authorized to issue up to 34 billion shares of common stock, with a $.001 par value per share, including up to one billion shares of common stock of each of the MSIF Portfolios. The Board of Directors may increase the number of shares MSIF is authorized to issue without the approval of the shareholders of MSIF. The shares of common stock of each MSIF Portfolio are currently classified into two classes, the Class A shares and the Class B shares. Class A shares differ from Class B shares with respect to minimum investment requirements and fund expenses. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights.

     VOTING REQUIREMENTS. Shareholders of MSIF are entitled to one vote for each full share held and fractional votes for fractional shares. The shares of MSIF have non-cumulative voting rights, which means that the holder of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. At shareholder meetings, the holders of one-third of a Portfolio's shares outstanding and entitled to vote at the meeting, present in person or by proxy, constitute a quorum. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares, and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A meeting will be held to vote on the removal of a Director(s) of MSIF if requested in writing by the holders of not less than 10% of the outstanding shares of MSIF. MSIF will assist in shareholder communications in such matters to the extent required by law.

     ELECTION AND TERM OF DIRECTORS. Pursuant to MSIF's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of MSIF's adviser, administrator and distributor. The officers of MSIF conduct and supervise its daily business operations. Directors of MSIF are elected by a majority vote of the shares present in person or by proxy at the regular meeting of shareholders, if any, or at a special meeting held for that purpose. Directors hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Director by vote of a majority of the votes entitled to be cast for the election of directors and may elect a successor to fill a resulting vacancy.

     SHAREHOLDER LIABILITY. The shareholders of MSIF have no personal liability for acts or obligations of MSIF.

     LIABILITY OF DIRECTORS. The Articles of Incorporation provide that, to the fullest extent permitted by Maryland law, no director or officer of MSIF shall be liable to MSIF or to its shareholders for damages. The Articles of Incorporation provide that MSIF will indemnify their directors and officers to the fullest extent permitted under Maryland law and the 1940 Act.

     LIQUIDATION OR DISSOLUTION. In the event of a liquidation or dissolution of MSIF, shareholders of each class of common stock shall be entitled to receive, as a class, out of the assets of MSIF available for distribution to shareholders, but other than general assets not belonging to any particular class of stock, the assets belonging to such class; such assets shall be distributed among such shareholders in proportion to the number of shares of such class held by them. In the event that there are any general assets not belonging to any particular class of stock and available for distribution, such distribution shall be made to the holders of stock of all classes of common stock in proportion to the asset value of the respective classes of common stock.

     The foregoing is only a summary of certain rights of shareholders of MAS and MSIF under their governing charter documents and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

                    INFORMATION ABOUT THE MAS AND MSIF PORTFOLIOS

     Information concerning the operation and management of the MAS Portfolios is incorporated herein by reference to the current prospectus relating to the Institutional Class Shares of those Portfolios dated January 31, 1997, as supplemented through June 5, 1997, a copy of which accompanies this Proxy Statement/Prospectus. Additional information about the MAS Portfolios is included in the Statement of Additional Information dated January 31, 1997, which is available upon request and without charge by calling 1-800-354-8185. Information about the MSIF Portfolios is included in the current prospectus relating to those Portfolios dated May 1, 1997, as supplemented through September 26, 1997, which is incorporated by reference herein solely with respect to those Portfolios. Additional information is included in the Statement of Additional Information of MSIF dated May 1, 1997 and supplemented through September 26, 1997, which is available upon request and without charge by calling 1-800-548-7786. Each Statement of Additional Information has been filed with the SEC. The MAS Portfolios and MSIF Portfolios are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison St., Chicago, IL 60661-2511 and Seven World Trade Center, Suite 1300, New York, NY 10048.

     FINANCIAL STATEMENTS. The financial statements of the MAS Portfolios contained in the MAS Funds annual report to shareholders for the fiscal year ended September 30, 1997 have been audited by Price Waterhouse LLP, its independent accountants. The financial statements of the MSIF Portfolios contained in MSIF's annual report to shareholders for the fiscal year ended December 31, 1996 have been audited by Price Waterhouse LLP, its independent accountants. These financial statements, as well as interim financial statements for the MSIF Portfolios dated as of June 30, 1997 and pro forma financial statements reflecting the MAS Mid Cap Value Portfolio after the Reorganization, are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the Portfolios, and not to any other portfolios that are part of the MSIF or MAS Funds families and described therein. A copy of MAS Funds' and MSIF's Annual Reports, which include discussions of the performance of the MAS Portfolios and the MSIF Portfolios, respectively, accompanies this Proxy Statement/Prospectus. MAS Funds and MSIF each will furnish, without charge, a copy of its most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to MAS at One Tower Bridge, West Conshohocken,

Pennsylvania 19428 or by calling 1-800-354-8185 and to MSIF at P.O. Box 2798, Boston, Massachusetts 02208 or by calling 1-800-548-7786.

     LEGAL MATTERS. Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel both to MAS and MSIF. Morgan, Lewis & Bockius LLP will render opinions concerning the issuance of MAS Institutional Class Shares, the validity of actions taken by MSIF with respect to the Reorganization and the outstanding Class A and Class B shares of the MSIF Portfolios and certain federal tax matters described above. Neither MSIF nor MAS is involved in any litigation.

THE BOARDS OF DIRECTORS OF THE MSIF PORTFOLIOS RECOMMEND THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.


                                    VOTING MATTERS

     GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Boards of Directors of the MSIF Portfolios in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the MAS and MSIF Portfolios may also solicit proxies by telephone, telegraph or in person. The cost of solicitation will be borne, directly or indirectly, by each of MAS and MSIF.

     VOTING RIGHTS AND REQUIRED VOTE. Each share of the MSIF Portfolios is entitled to one vote. Approval of the Reorganization Agreement with respect to each MSIF Portfolio requires the affirmative vote of a majority of the outstanding voting securities of that Portfolio present at the meeting in person or by proxy. The vote of a "majority of the outstanding securities" means the vote of 67% or more of the voting securities present, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy or the vote of more than 50% of the outstanding voting securities, whichever is less. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to MSIF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of each MSIF Portfolio will be voted upon separately by the shareholders of the respective Portfolios. The consummation of each Portfolio's Reorganization is not conditioned on the approval of the other.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement. It is not anticipated that any matters other than the adoption of the Reorganization Agreement will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization Agreement.

     If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposals. They will vote against any such adjournment those proxies required to be voted against the proposals. The costs of any additional solicitation and of any adjourned session will be borne by MSIF and MAS.

     RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the MSIF Portfolios at the close of business on February 5, 1998 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:

     _______shares of common stock of MSIF Small Cap Value Equity Portfolio;
     _______shares of common stock of MSIF Balanced Portfolio.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

     MSIF. As of November 28, 1997, to MSIF's knowledge, no person owned of record or beneficially 5% or more of the MSIF Small Cap Value Equity Portfolio's Class A shares. The following persons owned of record or beneficially 5% or more of each other class of the MSIF Portfolios' outstanding shares as of November 28, 1997:

------------------------------------------------------------------------------------------------------------
                                                   MSIF SMALL CAP VALUE EQUITY PORTFOLIO:
                                                                   CLASS B
------------------------------------------------------------------------------------------------------------
                                                                                       PERCENTAGE OF
                                                             PERCENTAGE OF CLASS       INSTITUTIONAL CLASS
                                                             B SHARES OWNED            SHARES OWNED
                                                             BEFORE                    AFTER
NAME & ADDRESS                                               REORGANIZATION            REORGANIZATION
------------------------------------------------------------------------------------------------------------
John A. Mansour *                                                 5.77%                          +
111 Congress Avenue
Suite 3000
Austin, TX  78701-4043
------------------------------------------------------------------------------------------------------------

                                                                    -27-

------------------------------------------------------------------------------------------------------------
                                                          MSIF BALANCED PORTFOLIO:
                                                                   CLASS A
------------------------------------------------------------------------------------------------------------

                                                                                       PERCENTAGE OF
                                                             PERCENTAGE OF CLASS       INSTITUTIONAL CLASS
                                                             B SHARES OWNED            SHARES OWNED
                                                             BEFORE                    AFTER
NAME & ADDRESS                                               REORGANIZATION            REORGANIZATION
------------------------------------------------------------------------------------------------------------
First Bank NA, Trustee                                           23.16%                          +
Kinney Pringing Co. Profit Sharing Trust *
P.O. Box 64010
St. Paul, MN  55154-0010
------------------------------------------------------------------------------------------------------------
H. Conrad Meyer & Sarah Meyer *                                  17.05%                          +
One Woodland Avenue
Bronxville, NY  10708-3208
------------------------------------------------------------------------------------------------------------
Guarantee & Trust Co. Trustee FBO *                               10.3%                          +
H. Conrad Meyer III
One Woodland Avenue
Bronxville, NY  10708-3208
------------------------------------------------------------------------------------------------------------
Jeffrey R. Holzschuh *                                            6.78%                          +
21 Kenilworth Terrace
Greenwich, CT  06830
------------------------------------------------------------------------------------------------------------

                                                          MSIF BALANCED PORTFOLIO:
                                                                   CLASS B
------------------------------------------------------------------------------------------------------------

                                                                                       PERCENTAGE OF
                                                             PERCENTAGE OF CLASS       INSTITUTIONAL CLASS
                                                             B SHARES OWNED            SHARES OWNED
                                                             BEFORE                    AFTER
NAME & ADDRESS                                               REORGANIZATION            REORGANIZATION
------------------------------------------------------------------------------------------------------------
William Guthrie *                                                   64%                           +
435 Sheridan Road
Winnetka, IL  60093-2626
------------------------------------------------------------------------------------------------------------
Ramakrishna Kothalanka MD PA Profit Sharing Plan *                  36%                           +
126 Bentley Avenue
Jersey City, NJ  07304-1702
------------------------------------------------------------------------------------------------------------

*    Record and Beneficial Ownership.
+    Less than 1%.

     As of November 28, 1997, the Directors and officers of MSIF as a group owned less than 1% of the total outstanding Class A and Class B shares of either
MSIF Portfolio.

     MAS. As of November 28, 1997, to MAS's knowledge, the following persons owned of record or beneficially 5% or more of each class' outstanding shares:

                                         -28-

 -------------------------------------------------------------------------------------------------------------
                                                    MAS FUNDS MID CAP VALUE PORTFOLIO:
                                                             INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------


                                                             PERCENTAGE OF             PERCENTAGE OF
                                                             INSTITUTIONAL CLASS       INSTITUTIONAL CLASS
                                                             SHARES OWNED              SHARES OWNED
                                                             BEFORE                    AFTER
NAME & ADDRESS                                               REORGANIZATION            REORGANIZATION
-------------------------------------------------------------------------------------------------------------

Charles Schwab & Co., Inc. **                                   12.08%                        10.15%
Special Custody Account for the
Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA  94104
-------------------------------------------------------------------------------------------------------------
Georgetown Memorial Hospital *                                  10.63%                         8.92%
P.O. Drawer 171B
Georgetown, SC  29442
-------------------------------------------------------------------------------------------------------------
The Hearst Foundation *                                          9.21%                         7.73%
State Street Bank & Trust*
P.O. Box 1992
Boston, MA  02105
-------------------------------------------------------------------------------------------------------------
The Chase Manhattan Bank *                                       9.21%                         7.73%
Hearst Corporation *
3 Chase Metro Tech Center
6th Floor
New York, NY  11245
-------------------------------------------------------------------------------------------------------------
Berklee College of Music *                                       8.27%                         6.94%
1140 Boylston Street, Box 67
Boston, MA  02215-3693
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Plan 8504 *                                       6.01%                         5.05%
P.O. Box 92956
Chicago, IL  60675
-------------------------------------------------------------------------------------------------------------

                                                     MAS FUNDS MID CAP VALUE PORTFOLIO:
                                                              INVESTMENT CLASS
-------------------------------------------------------------------------------------------------------------

                                                             PERCENTAGE OF             PERCENTAGE OF
                                                             INVESTMENT CLASS          INVESTMENT CLASS
                                                             SHARES OWNED              SHARES OWNED
                                                             BEFORE                    AFTER
NAME & ADDRESS                                               REORGANIZATION            REORGANIZATION
-------------------------------------------------------------------------------------------------------------
Northern Trust Trustee                                          69.92%                        69.92%
FBO UA Local 467 *
P.O. Box 92956
Chicago, IL  60675
-------------------------------------------------------------------------------------------------------------

                                         -29-

-------------------------------------------------------------------------------------------------------------
Don S. McGuire & Clay Felchlin McGuire*                         13.04%                        13.04%
P.O. Box 1358
Pebble Beach, CA  93953
-------------------------------------------------------------------------------------------------------------
Lion Insurance Co. *                                             9.32%                         9.32%
P.O. Box 39
Westerville, OH  43086-0039
-------------------------------------------------------------------------------------------------------------

                                                       MAS FUNDS BALANCED PORTFOLIO:
                                                             INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------

                                                             PERCENTAGE OF             PERCENTAGE OF
                                                             INSTITUTIONAL CLASS       INSTITUTIONAL CLASS
                                                             SHARES OWNED              SHARES OWNED
                                                             BEFORE                    AFTER
NAME & ADDRESS                                               REORGANIZATION            REORGANIZATION
-------------------------------------------------------------------------------------------------------------

The Bank of New York *                                          61.63%                        60.72%
P.O. Box 1066
Wall Street Station
New York, NY  10286-0001

ALL SHARES OWNED BY THE BANK OF NEW YORK ARE ALSO OWNED BY OTHER ACCOUNTS,
WHICH ARE LOCATED AT THE SAME ADDRESS.  THESE ACCOUNTS ARE LISTED BELOW,
TOGETHER WITH THE PERCENTAGE OF THE TOTAL OUTSTANDING INSTITUTIONAL CLASS
SHARES OWNED BY EACH ACCOUNT.



Wendel & Co. A/C #617026 *                                      31.48%                        31.02%

Wendel & Co. #507415 *                                           9.19%                         9.06%
Trustee for A&P Savings Plan

Wendel & Co. A/C #018768 *                                       7.68%                         7.56%

Wendel & Co. A/C #017735 *                                       7.01%                         6.90%

Wendel & Co. A/C #507709                                         6.27%                         6.18%
FAO Aramark Corporation *


                                         -30-

                                                       MAS FUNDS BALANCED PORTFOLIO:
                                                              INVESTMENT CLASS
-------------------------------------------------------------------------------------------------------------
                                                             PERCENTAGE OF             PERCENTAGE OF
                                                             INVESTMENT CLASS          INVESTMENT CLASS
                                                             SHARES OWNED              SHARES OWNED
                                                             BEFORE                    AFTER
NAME & ADDRESS                                               REORGANIZATION            REORGANIZATION
-------------------------------------------------------------------------------------------------------------

Nabank & Co./DRK **                                             92.78%                        92.78%
P.O. Box 2180
Tulsa, OK 74101-2180

EACH OF THE FOLLOWING PERSONS IS DEEMED TO BENEFICIALLY OWN ALL OF THESE
SHARES AND ARE LOCATED AT THE SAME ADDRESS:

Bank of Oklahoma +

Willbrose Profit Sharing Plan +

-------------------------------------------------------------------------------------------------------------
Roderick Dean Marcoux *                                          6.28%                         6.28%
P.O. Box 3898
Incline Village, NV  89450
-------------------------------------------------------------------------------------------------------------

                                                        MAS FUNDS BALANCED PORTFOLIO:
                                                                ADVISER CLASS
-------------------------------------------------------------------------------------------------------------
                                                             PERCENTAGE OF             PERCENTAGE OF
                                                             ADVISER CLASS             ADVISER CLASS
                                                             SHARES OWNED              SHARES OWNED
                                                             BEFORE                    AFTER
NAME & ADDRESS                                               REORGANIZATION            REORGANIZATION
-------------------------------------------------------------------------------------------------------------

Fidelity Investments Institutional Operations CD (FIIDC)  **    81.57%                        81.57%
As Agent For Certain EE Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015
-------------------------------------------------------------------------------------------------------------
Stanley R. Navas *                                              17.59%                        17.59%
109 Kennondale Lane
Richmond, VA  23226
-------------------------------------------------------------------------------------------------------------

*    Record and Beneficial Ownership.
**   Record Ownership Only.
+    Beneficial Owner Only.

     As of November 28, 1997, the Trustees and officers of MAS as a group owned less than 1% of the total outstanding Institutional, Investment, or Adviser Class Shares of either MAS Portfolio.

     EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitation may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of MSIF, MSAM or by Shareholder Services Corporation, a solicitation firm located in New York, NY that has been engaged to assist in proxy solicitation at an estimated cost of approximately $3,500. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by MSIF. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                    OTHER BUSINESS

     The Board of Directors of MSIF knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                                SHAREHOLDER INQUIRIES

     MSIF. Shareholder inquiries may be addressed to MSIF in writing at the address on the cover page of this Proxy Statement/Prospectus or by telephoning 1-800-548-7786.

     MAS. Shareholder inquiries may be addressed to MAS in writing at One Tower Bridge, West Conshohocken, Pennsylvania 19428 or by calling 1-800-354-8185.

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                         By the Order of the Board of Directors,


                         Valerie Y. Lewis
                         Secretary
                         Morgan Stanley Institutional Fund, Inc.

                                 AGREEMENT AND PLAN
                          OF REORGANIZATION AND LIQUIDATION


     AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated as of January 9, 1998 (the "Agreement"), by and between Morgan Stanley Institutional Fund, Inc. ("MSIF"), a Maryland corporation, on behalf of the Small Cap Value Equity and Balanced Portfolios (each an "Acquired Fund," and collectively, the "Acquired Funds"), and MAS Funds, a Pennsylvania business trust, on behalf of the Mid Cap Value and Balanced Portfolios (each an "Acquiring Fund," and collectively, the "Acquiring Funds").

     WHEREAS, MSIF was organized under Maryland law as a corporation under Articles of Incorporation dated September 27, 1988, as amended and restated; MSIF is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"); MSIF has authorized capital consisting of 38,000,000,000 shares of common stock, par value $.001 per share, including 1,000,000,000 shares of the Small Cap Value Equity Portfolio, and 1,000,000,000 shares of the Balanced Portfolio; the Acquired Funds are duly organized and validly existing series of MSIF; and

     WHEREAS, MAS Funds was organized under Pennsylvania law as a business trust under a Declaration of Trust dated February 15, 1984, as amended and restated; MAS Funds is an open-end management investment company registered under the 1940 Act; and the Acquiring Funds are duly organized and validly existing series of MAS Funds;

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree to effect (i) the transfer of all of the assets of the MSIF Small Cap Value Equity Portfolio solely in exchange for (a) the assumption by the MAS Mid Cap Value Portfolio of all or substantially all of the liabilities of the MSIF Small Cap Value Equity Portfolio and (b) beneficial shares of the MAS Mid Cap Value Portfolio, followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such beneficial shares of the MAS Mid Cap Value Portfolio to the holders of shares of common stock of the MSIF Small Cap Value Equity Portfolio on the terms and conditions hereinafter set forth in liquidation of the MSIF Small Cap Value Equity Portfolio; and (ii) the transfer of all of the assets of the MSIF Balanced Portfolio solely in exchange for (a) the assumption by the MAS Balanced Portfolio of all or substantially all of the liabilities of the MSIF Balanced Portfolio and (b) beneficial shares of the MAS Balanced Portfolio, followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such beneficial shares of the MAS Balanced Portfolio to the holders of shares of common stock of the MSIF Balanced Portfolio on the terms and conditions hereinafter set forth in liquidation of the MSIF Balanced Portfolio. For convenience: (x) the MSIF Small Cap Value Equity Portfolio and the MAS Mid Cap Value Portfolio are referred to generically hereinafter as "corresponding" Acquired and Acquiring Funds, as are the MSIF Balanced Portfolio and the MAS Balanced Portfolio; (y) the beneficial shares of the MAS Mid Cap Value and Balanced

Portfolios that are given in exchange for the assets of the corresponding Acquired Funds are referred to hereinafter as the "Acquiring Funds Shares"; and
(z) the shares of common stock of the MSIF Small Cap Value Equity and Balanced Portfolios that are held by the holders of such shares at the Effective Time are referred to hereinafter as the "Acquired Funds Shares." The parties hereto covenant and agree as follows:

1. PLAN OF REORGANIZATION. At the Effective Time, each Acquired Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and assign all or substantially all of its liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Effective Time (the "Statement of Assets and Liabilities") to the corresponding Acquiring Fund and each Acquiring Fund shall acquire all such assets, and shall assume all such liabilities of the corresponding Acquired Fund, in exchange for delivery to the corresponding Acquired Fund by such Acquiring Fund of a number of its Acquiring Funds Shares (both full and fractional) equivalent in value to the Acquired Funds Shares of the corresponding Acquired Fund outstanding immediately prior to the Effective Time. The assets and stated liabilities of each Acquired Fund, as set forth in the Statement of Assets and Liabilities attached hereto as Exhibit A, shall be exclusively assigned to and assumed by the corresponding Acquiring Fund. All debts, liabilities, obligations and duties of each Acquired Fund, to the extent that they exist at or after the Effective Time and are stated in the Statement of Assets and Liabilities, shall after the Effective Time attach to the corresponding Acquiring Fund and may be enforced against the corresponding Acquiring Fund to the same extent as if the same had been incurred by the corresponding Acquiring Fund.

2. TRANSFER OF ASSETS. The assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of such Acquired Fund and other property owned by such Acquired Fund at the Effective Time.

3. LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUNDS. At the Effective Time, the Acquired Funds will liquidate and the Acquiring Funds Shares (both full and fractional) received by the Acquired Funds will be distributed to the shareholders of record of the Acquired Funds as of the Effective Time in exchange for their respective Acquired Funds Shares and in complete liquidation of the Acquired Funds. Each shareholder of the Acquired Funds will receive a number of Acquiring Funds Shares equal in value to the Acquired Funds Shares held by that shareholder. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Funds in the name of each shareholder of record of the Acquired Funds and representing the respective number of Acquiring Funds Shares due such shareholder. As soon as practicable after the Effective

Time, but not later than April __, 1998, MSIF shall take all steps as shall be necessary and proper to effect a complete termination of the Acquired Funds.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUNDS. The Acquiring Funds represent and warrant to the Acquired Funds as follows:

     (a) ORGANIZATION, EXISTENCE, ETC. MAS Funds is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Pennsylvania and has the power to carry on its business as it is now being conducted.

     (b) REGISTRATION AS INVESTMENT COMPANY. MAS Funds is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

     (c) FINANCIAL STATEMENTS. The audited financial statements, if any, of MAS Funds relating to the Acquiring Funds dated as of September 30, 1997 (the "Acquiring Funds Financial Statements"), which will, if available, be delivered to the Acquired Funds as of the Effective Time, will fairly present the financial position of the Acquiring Funds as of the date thereof.

     (d) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Funds Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable.

     (e) AUTHORITY RELATIVE TO THIS AGREEMENT. MAS Funds, on behalf of the Acquiring Funds, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by the MAS Funds Board of Trustees, and no other proceedings by the Acquiring Funds are necessary to authorize its officers to effectuate this Agreement and the transactions contemplated hereby. Each of the Acquiring Funds is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

     (f) LIABILITIES. There are no liabilities of the Acquiring Funds, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Funds Financial Statements, if any, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Acquired Funds, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Funds. MAS Funds' Registration Statement does not contain any untrue statement of a material fact required to be stated therein or make the statements therein not misleading.

     (g) LITIGATION. Except as previously disclosed to the Acquired Funds, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Funds, threatened which would materially adversely affect any of the Acquiring Funds or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

     (h) CONTRACTS. Except for contracts and agreements disclosed to the Acquired Funds, under which no default exists, each of the Acquiring Funds is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquiring Funds.

     (i) TAXES. As of the Effective Time, all Federal and other tax returns and reports of the Acquiring Funds required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

5. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUNDS. The Acquired Funds represent and warrant to the Acquiring Funds as follows:

     (a) ORGANIZATION, EXISTENCE, ETC. MSIF is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to carry on its business as it is now being conducted.

     (b) REGISTRATION AS INVESTMENT COMPANY. MSIF is registered under the 1940 Act as an open-end management investment company; and such registration has not been revoked or rescinded and is in full force and effect.

     (c) FINANCIAL STATEMENTS. The audited financial statements of MSIF relating to the Acquired Funds as of December 31, 1996 and the unaudited financial statements relating to the Acquired Funds as of June 30, 1997 (the "Acquired Funds Financial Statements"), as delivered to the Acquiring Funds, fairly represent the financial position of the Acquired Funds as of the respective dates thereof, and the results of their operations and changes in their net assets for the periods indicated.

     (d) MARKETABLE TITLE TO ASSETS. Each of the Acquired Funds will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Funds. Upon delivery and payment for such assets, each of the Acquiring Funds will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

     (e) AUTHORITY RELATIVE TO THIS AGREEMENT. MSIF, on behalf of the Acquired Funds, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by MSIF's Board of Directors, and no other proceedings by the Acquired Funds are necessary to authorize its officers to effectuate this Agreement and the transactions contemplated hereby. Each of the Acquired Funds is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

     (f) LIABILITIES. There are no liabilities of the Acquired Funds, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Funds Financial Statements and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Acquiring Funds, none of which has been materially adverse to the business, assets or results of operations of the Acquired Funds. MSIF's Registration Statement, which is on file with the Securities and Exchange Commission, does not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (g) LITIGATION. Except as previously disclosed to the Acquiring Funds, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquired Funds, threatened which would materially adversely affect the Acquired Funds or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

     (h) CONTRACTS. Except for contracts and agreements disclosed to the Acquiring Funds, under which no default exists, each of the Acquired Funds, at the Effective Time, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever.

     (i) TAXES. As of the Effective Time, all Federal and other tax returns and reports of the Acquired Funds required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS.

     (a) All representations and warranties of the Acquired Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) The Acquiring Funds shall have received an opinion of counsel for the Acquired Funds, dated as of the Effective Time, addressed to and in form and substance satisfactory to counsel for the Acquiring Funds, to the effect that (i) the Acquired Funds are duly organized and validly existing series of MSIF under the laws of the State of Maryland; (ii) MSIF is an open-end management investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of each of the Acquired Funds and this Agreement has been duly executed and delivered by MSIF on behalf of the Acquired Funds and is a valid and binding obligation of the Acquired Funds, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally; (iv) to the best of counsel's knowledge after reasonable inquiry, no consent, approval, order or other authorization of any Federal or state court or administrative or regulatory agency is required for each of the Acquired Funds to enter into this Agreement or carry out its terms that has not been obtained other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Funds; and (v) upon consummation of this Agreement, the Acquiring Funds shall have acquired all of the Acquired Funds' assets listed in the Statement of Assets and Liabilities, free and clear of all liens, encumbrances or adverse claims.

     (c) The Acquired Funds shall have delivered to the Acquiring Funds at the Effective Time the Acquired Funds' Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Funds as to the aggregate asset value of the Acquired Funds' portfolio securities.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS.

     (a) All representations and warranties of the Acquiring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) The Acquired Funds shall have received an opinion of counsel for the Acquiring Funds, dated as of the Effective Time, addressed to and in form and substance satisfactory to counsel for the Acquired Funds, to the effect that:(i) the Acquiring Funds are duly organized and validly existing series of MAS Funds under the laws of the Commonwealth of Pennsylvania; (ii) MAS Funds is an open-end management investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of each of the Acquiring Funds and this Agreement has been duly executed and delivered by the Acquiring Funds and is a valid and binding obligation of the Acquiring Funds, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally;
     (iv) to the best of counsel's knowledge, no consent, approval, order or other authorization of any Federal or state court or administrative or regulatory agency is required for each of the Acquiring Funds to enter into this Agreement or carry out its terms that has not already been obtained, other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquiring Funds; and (v) the Acquiring Funds Shares to be issued in the Reorganization have been duly authorized and upon issuance thereof in accordance with this Agreement will be validly issued, fully paid and nonassessable.

     (c) The Acquiring Funds shall have delivered to the Acquired Funds at the Effective Time, a certificate of the Treasurer or Assistant Treasurer of the Acquiring Funds as to the aggregate asset value of the Acquiring Funds' portfolio securities.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS. The obligations of the Acquired Funds and the Acquiring Funds to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

     (a) Such authority from the Securities and Exchange Commission (the "SEC") as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

     (b) The Registration Statement on Form N-1A of the Acquiring Funds shall be effective under the Securities Act of 1933, as amended (the "1933 Act"), and, to the best knowledge of the Acquiring Funds, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (c) The Acquiring Funds have filed all documents and paid all fees required to permit their shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

     (d) The Acquired Funds and the Acquiring Funds shall have received on or before the Effective Time an opinion of counsel satisfactory to the Acquired Funds and the Acquiring Funds substantially to the effect that for Federal income tax purposes:

          (1) No gain or loss will be recognized to the Acquired Funds upon the transfer of its assets in exchange solely for the Acquiring Funds Shares and the assumption by the Acquiring Funds of the corresponding Acquired Fund's stated liabilities;

          (2) No gain or loss will be recognized to the Acquiring Funds on their receipt of the Acquired Funds' assets in exchange for the Acquiring Funds Shares and the assumption by the Acquiring Funds of the corresponding Acquired Fund's liabilities;

          (3) The basis of an Acquired Fund's assets in the corresponding Acquiring Fund's hands will be the same as the basis of those assets in the Acquired Fund's hands immediately before the conversion;

          (4) The Acquiring Funds' holding period for the assets transferred to the Acquiring Funds by the Acquired Funds will include the holding period of those assets in the corresponding Acquired Fund's hands immediately before the conversion;

          (5) No gain or loss will be recognized to the Acquired Funds on the distribution of the Acquiring Funds Shares to the Acquired Funds' shareholders in exchange for their Acquired Funds Shares;

          (6) No gain or loss will be recognized to the Acquired Funds' shareholders as a result of the Acquired Funds' distribution of Acquiring Funds Shares to the Acquired Funds' shareholders in exchange for the Acquired Funds' shareholders' Acquired Funds Shares;

          (7) The basis of the Acquiring Funds Shares received by the Acquired Funds' shareholders will be the same as the adjusted basis of that Acquired Funds' shareholders' Acquired Funds Shares surrendered in exchange therefor; and

          (8) The holding period of the Acquiring Funds Shares received by the Acquired Funds' shareholders will include the Acquired Funds' shareholders' holding period for the Acquired Funds' shareholders' Acquired Funds Shares surrendered in exchange therefor, provided that said Acquired Funds Shares were held as capital assets on the date of the conversion.

     (e) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding shares of each of the Acquired Funds entitled to vote at an annual or special meeting; provided that, if a majority of the shares of only one Acquired Fund approve the Agreement and the Reorganization, the parties may execute the Agreement and effect the Reorganization solely with respect to such Acquired Fund.

     (f) The Board of Trustees of MAS Funds, at a meeting duly called for such purpose, shall have authorized the issuance by each of the Acquiring Funds of Acquiring Funds

     Shares at the Effective Time in exchange for the assets of the Acquired Funds pursuant to the terms and provisions of this Agreement.

9. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Acquired Funds' assets for Acquiring Funds Shares shall be effective as of close of business on April __, 1998, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

10. TERMINATION. This Agreement and the transactions contemplated hereby may be terminated and abandoned with respect to one or more of the Acquiring Funds and/or the Acquired Funds without penalty by resolution of the Board of Directors of MSIF or the Board of Trustees of MAS Funds or at the discretion of any duly authorized officer of MAS Funds or MSIF, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Agreement inadvisable.

11. AMENDMENT AND WAIVER. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; PROVIDED, that no such amendment may have the effect of changing the provisions for determining the number or value of Acquiring Funds Shares to be paid to the Acquired Funds' shareholders under this Agreement to the detriment of the Acquired Funds' shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the President or any Vice President of the waiving party with or without the approval of such party's shareholders).

12. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the State of Maryland.

13. NOTICES. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail, internet or overnight express courier addressed as follows:

if to the Acquiring Funds:
Ms. Lorraine Truten
MAS Funds
One Tower Bridge
West Conshohocken, PA  19428

with a copy to:

John H. Grady, Esq.
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.

Washington, D.C.  20036

if to the Acquired Funds:
Mr. Harold J. Schaff, Jr.
Morgan Stanley Institutional Fund, Inc.
1221 Avenue of the Americas
New York, NY  10020

with a copy to:

John H. Grady, Jr.
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C.  20036

14.   FEES AND EXPENSES.

     (a) Each of the Acquiring Funds and the Acquired Funds represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     (b) Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by each Portfolio will be borne by such Portfolio. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Proxy Statement under the Securities Exchange Act of 1934, as amended; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Funds Shares to be issued in connection herewith in each state in which the Acquired Funds' shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction. Each of the Acquiring Funds shall pay its own Federal and state registration fees.

15.  HEADINGS, COUNTERPARTS, ASSIGNMENT.

     (a) The article and paragraph headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

     (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

16. ENTIRE AGREEMENT. Each of the Acquiring Funds and the Acquired Funds agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

17. FURTHER ASSURANCES. Each of the Acquiring Funds and the Acquired Funds shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

18. BINDING NATURE OF AGREEMENT. As provided in each of (1) MSIF's Articles of Incorporation, as amended and supplemented to date, on file with the State Department of Assessments and Taxation of the State of Maryland; and (2) MAS Funds Declaration of Trust, as amended and supplemented to date, on file with the Pennsylvania Corporation Bureau of the Department of State, this Agreement was executed by the undersigned officers of MAS Funds and MSIF, on behalf of each of the Acquiring Funds and the Acquired Funds, respectively, as officers and not individually, and the obligations of this Agreement are not binding upon the undersigned officers individually, but are binding only upon the assets and property of the corporation or trust. Moreover, no series of a corporation or trust shall be liable for the obligations of any other series of that corporation or trust.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the date first written above.


     Morgan Stanley Institutional Fund, Inc., on behalf of its series, Small Cap Value Equity Portfolio and Balanced Portfolio



                                        By
                                           ---------------------------
                                        Name:
                                        Title:

     MAS Funds, on behalf of its series, Mid Cap Value Portfolio and Balanced Portfolio



                                        By
                                           ---------------------------
                                        Name:
                                        Title:

                       MORGAN STANLEY INSTITUTIONAL FUND, INC.
                           SMALL CAP VALUE EQUITY PORTFOLIO
              PROXY FOR SPECIAL MEETING OF SHAREHOLDERS, MARCH 11, 1998

     The undersigned Shareholder(s) of the Small Cap Value Equity Portfolio ("Portfolio") of Morgan Stanley Institutional Fund, Inc. ("MSIF"), revoking previous proxies, hereby appoint(s) Michael F. Klein, Harold J. Schaaff, Jr., and Valerie Y. Lewis, and each of them (each with full power of substitution), as the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders of the Portfolio to be held on March 11, 1998, and any adjournment thereof (the "Meeting"), and to vote all of the shares of the Portfolio that the signer would be entitled to vote if personally present at the Meeting on the proposal set forth below respecting the approval of the Agreement and Plan of Reorganization and Liquidation and, in accordance with their own discretion, on any other matters properly brought before the Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND WHICH RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization and Liquidation providing for (i) the transfer of all of the assets and liabilities of the MSIF Small Cap Value Equity Portfolio to the MAS Funds ("MAS") Mid Cap Value Portfolio in exchange for shares of the MAS Mid Cap Value Portfolio; (ii) the distribution of the MAS Mid Cap Value Portfolio shares so received to shareholders of the MSIF Small Cap Value Equity Portfolio; and (iii) the termination under state law of the MSIF Small Cap Value Equity Portfolio.

               [  ]  FOR         [  ]  AGAINST         [  ]  ABSTAIN

2.        Not applicable.

The undersigned acknowledges receipt with this proxy of a copy of the Notice of Special Meeting of Shareholders and the Proxy/Prospectus.

This proxy will, when properly executed, be voted as directed herein by the signing shareholder. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION PROVIDING FOR (i) THE TRANSFER OF ALL OF THE ASSETS AND LIABILITIES OF THE MSIF SMALL CAP VALUE EQUITY PORTFOLIO TO THE MAS MID CAP VALUE PORTFOLIO IN EXCHANGE FOR SHARES OF THE MAS MID CAP VALUE PORTFOLIO; (ii) THE DISTRIBUTION OF THE MAS MID CAP VALUE PORTFOLIO SHARES SO RECEIVED TO SHAREHOLDERS OF THE MSIF SMALL CAP VALUE EQUITY PORTFOLIO; AND (iii) THE TERMINATION UNDER STATE LAW OF THE MSIF SMALL CAP VALUE EQUITY PORTFOLIO, AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

Your signature(s) on this proxy should be exactly as your name or names appear on this proxy. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, Director or guardian, please print your full title below your signature.

Dated: _____________, 1998         _____________________________________________
                                   Signature

                                   _____________________________________________
                                   Signature

PLEASE DATE, SIGN AND RETURN PROMPTLY WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING. YOU MAY NEVERTHELESS VOTE IN PERSON IF YOU DO ATTEND THE MEETING.

                       MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                  BALANCED PORTFOLIO
              PROXY FOR SPECIAL MEETING OF SHAREHOLDERS, MARCH 11, 1998

     The undersigned Shareholder(s) of the Balanced Portfolio ("Portfolio") of Morgan Stanley Institutional Fund, Inc. ("MSIF"), revoking previous proxies, hereby appoint(s) Michael F. Klein, Harold J. Schaaff, Jr. and Valerie Y. Lewis, and each of them (each with full power of substitution), as the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders of the Portfolio to be held on March 11, 1998, and any adjournment thereof (the "Meeting"), and to vote all of the shares of the Portfolio that the signer would be entitled to vote if personally present at the Meeting on the proposal set forth below respecting the approval of the Agreement and Plan of Reorganization and Liquidation and, in accordance with their own discretion, on any other matters properly brought before the Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND WHICH RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:

1.        Not applicable.

2. To approve the Agreement and Plan of Reorganization and Liquidation providing for (i) the transfer of all of the assets and liabilities of the MSIF Balanced Portfolio to the MAS Funds ("MAS") Balanced Portfolio in exchange for shares of the MAS Balanced Portfolio; (ii) the distribution of the MAS Balanced Portfolio shares so received to shareholders of the MSIF Balanced Portfolio; and (iii) the termination under state law of the MSIF Balanced Portfolio.

               [  ]  FOR         [  ]  AGAINST          [  ]  ABSTAIN

The undersigned acknowledges receipt with this proxy of a copy of the Notice of Special Meeting of Shareholders and the Proxy/Prospectus.

This proxy will, when properly executed, be voted as directed herein by the signing shareholder. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION PROVIDING FOR (i) THE TRANSFER OF ALL OF THE ASSETS AND LIABILITIES OF THE MSIF BALANCED PORTFOLIO TO THE MAS BALANCED PORTFOLIO IN EXCHANGE FOR SHARES OF THE MAS BALANCED PORTFOLIO;
(ii) THE DISTRIBUTION OF THE MAS BALANCED PORTFOLIO SHARES SO RECEIVED TO SHAREHOLDERS OF THE MSIF BALANCED PORTFOLIO; AND (iii) THE TERMINATION UNDER STATE LAW OF THE MSIF BALANCED PORTFOLIO, AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY BE BROUGHT BEFORE THE MEETING.

Your signature(s) on this proxy should be exactly as your name or names appear on this proxy. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, Director or guardian, please print your full title below your signature.

Dated: _____________, 1998         ___________________________________________
                                   Signature

                                   _____________________________________________
                                   Signature

PLEASE DATE, SIGN AND RETURN PROMPTLY WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING. YOU MAY NEVERTHELESS VOTE IN PERSON IF YOU DO ATTEND THE MEETING.

                         STATEMENT OF ADDITIONAL INFORMATION
                                  February __, 1998

                       Morgan Stanley Institutional Fund, Inc.
                                    P.O. Box 2798
                          Boston, Massachusetts, 02208-2798

                                      MAS Funds
                                   One Tower Bridge
                             West Conshohocken, PA  19428


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated
February __, 1998 for the Special Meeting of Shareholders of Morgan Stanley Institutional Fund, Inc. ("MSIF"), to be held on March 11, 1998. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling MSIF at 1-800-548-7786.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

     Further information about Institutional Class shares of MAS Funds is contained in and incorporated by reference to said Fund's Statement of Additional Information dated January 31, 1997, as supplemented through June 5, 1997, a copy of which is included herewith. The audited financial statements and related independent accountant's report for MAS Funds Mid Cap Value and Balanced Portfolios contained in the Annual Report dated September 30, 1997 are hereby incorporated herein by reference insofar as they relate to the MAS Portfolios. No other parts of the Annual Report are incorporated by reference herein.

     Further information about Class A and B shares of the MSIF Portfolios is contained in and incorporated by reference to MSIF's Statement of Additional Information dated May 1, 1997 and supplemented through September 26, 1997, a copy of which is included herewith. The audited financial statements and related independent accountant's report for the Morgan Stanley Institutional Fund, Inc. Small Cap Value Equity and Balanced Portfolios ("MSIF Portfolios") contained in the 1996 Annual Report to Shareholders dated December 31, 1996 are hereby incorporated herein by reference. The unaudited financial statements for the MSIF Portfolios contained in the 1997 Semi-Annual Report to Shareholders dated June 30, 1997 also are incorporated herein by reference. No other parts of the Annual Report or the subsequent Semi-Annual Report are incorporated by reference herein.

     The date of this Statement of Additional Information is February __, 1998.

                                  TABLE OF CONTENTS

                                                                            Page
                                                                            ----

General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Pro Forma Financial Statements . . . . . . . . . . . . . . . . . . . . . . .

MAS FUNDS
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (UNAUDITED)


                    SHARES                           SECURITY DESCRIPTION                              VALUE (000)
---------------------------------------------------------------------------------------------------------------------------------

     MAS             MSIF          PRO FORMA                                              MAS             MSIF          PRO FORMA
MID CAP VALUE   SMALL CAP VALUE    COMBINED          SEPTEMBER 30, 1997              MID CAP VALUE  SMALL CAP VALUE     COMBINED
  PORTFOLIO    EQUITY PORTFOLIO    PORTFOLIO                                          PORTFOLIO     EQUITY PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

    87,600         17,000          104,600   AccuStaff, Inc.                         $    2,759     $    535         $    3,294
    17,000              -           17,000   ADC Telecommunications, Inc.                   553            -                553
    30,400          5,900           36,300   Aeroquip-Vickers, Inc.                       1,490          289              1,779
    12,400          2,600           15,000   AGCO Corp.                                     393           82                475
   123,300         23,900          147,200   Air Express International Corp.              4,500          872              5,372
     9,800          2,000           11,800   Airborne Freight Corp.                         594          121                715
    23,200          4,700           27,900   Altera Corp.                                 1,189          241              1,430
    14,800          3,000           17,800   AMBAC, Inc.                                    602          122                724
    22,000          4,400           26,400   Apache Corp.                                   943          189              1,132
    43,500          8,400           51,900   Applebee's International, Inc.               1,088          210              1,298
    34,700          6,900           41,600   Arbor Drugs, Inc.                              807          161                968
         -            200              200   Arch Coal, Inc.                                  -            6                  6
    54,600         11,000           65,600   Arnold Industries, Inc.                      1,276          257               1,53
    16,000          8,200           24,200   Arvin Industries, Inc.                         628          322                950
    24,100              -           24,100   Aviation Sales Co.                             729            -                729
    66,700              -           66,700   Banner Associates, Inc.                        684            -                684
    28,620          5,600           34,220   Bear Stearns Cos., Inc.                      1,259          246              1,505
    17,000          3,900           20,900   Biogen, Inc.                                   551          127                678
    38,100          7,300           45,400   BJ Services Co.                              2,829          542              3,371
    25,200          5,100           30,300   Black Hills Corp.                              739          149                888
     7,000          1,600            8,600   BMC Software, Inc.                             453          104                557
     9,100              -            9,100   Bowater, Inc.                                  464            -                464
    10,700          2,100           12,800   Box Hill Systems Corp.                         187           37                224
    12,600          3,000           15,600   Brylane, Inc.                                  578          138                716
    21,300          4,100           25,400   Cadence Design Systems, Inc.                 1,140          219              1,359
    19,000              -           19,000   Callaway Golf Co.                              663            -                663
    21,500          4,600           26,100   Capital One Financial Corp.                    984          210              1,194
    16,900          3,400           20,300   Case Corp.                                   1,126          227              1,353
    53,600         14,400           68,000   CDI Corp.                                    2,023          544              2,567
    18,000          4,600           22,600   Ceridian Corp.                                 666          170                836
    22,900          5,800           28,700   Champion Enterprises, Inc.                     438          111                549
    32,200          6,300           38,500   City National Corp.                          1,030          202              1,232
    23,300          4,700           28,000   CMAC Investment Corp.                        1,249          252              1,501
    42,100          8,300           50,400   CNF Transportation, Inc.                     1,834          362              2,196
     8,600          1,600           10,200   Coherent, Inc.                                 476           89                565
    20,100          3,700           23,800   Colonial Bancgroup Inc.                        578          106                684
    16,800          3,100           19,900   Coltec Industries, Inc.                        363           67                430
    17,500          3,500           21,000   Columbia Gas System, Inc.                    1,225          245              1,470
    28,400          5,700           34,100   Comerica, Inc.                               2,242          450              2,692
    29,000          7,400           36,400   Community First Bankshares, Inc.             1,407          359              1,766
    42,000          7,900           49,900   Computer Products, Inc.                      1,250          235              1,485
    33,100          6,400           39,500   Comverse Technology, Inc.                    1,746          338              2,084
    14,100          3,600           17,700   Consolidated Cigar Holdings, Inc.              576          147                723
    14,200          2,800           17,000   Cooper Cameron Corp.                         1,020          201              1,221
    12,950          2,500           15,450   Crane Co.                                      533          103                636
    10,100          2,000           12,100   Credence Systems Corp.                         492           98                590
    41,500          8,200           49,700   Crestar Financial Corp.                      1,945          384              2,329
    32,100          6,100           38,200   CTB International Corp.                        506           96                602
    25,000          5,000           30,000   Cullen/Frost Bankers, Inc.                   1,184          237              1,421
    23,200          4,900           28,100   Culp, Inc.                                     481          102                583




                    SHARES                           SECURITY DESCRIPTION                              VALUE (000)
---------------------------------------------------------------------------------------------------------------------------------

     MAS             MSIF          PRO FORMA                                              MAS             MSIF          PRO FORMA
MID CAP VALUE   SMALL CAP VALUE    COMBINED          SEPTEMBER 30, 1997              MID CAP VALUE  SMALL CAP VALUE     COMBINED
  PORTFOLIO    EQUITY PORTFOLIO    PORTFOLIO                                          PORTFOLIO     EQUITY PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

    37,700          7,100           44,800        CVS Corp.                          $    2,144    $     404         $    2,548
    43,200          7,100           50,300        Danka Business Systems plc ADR          1,922          316              2,238
    40,000          8,000           48,000        Datascope Corp.                           880          176              1,056
    18,600          3,800           22,400        Dean Foods Co.                            860          176              1,036
    32,600          6,300           38,900        Diamond Offshore Drilling, Inc.      1,799.00       348.00           2,147.00
    68,400         17,600           86,000        Dimon, Inc.                             1,710          440              2,150
    11,200          2,600           13,800        Doncasters plc ADR                        336           78                414
    11,000          2,100           13,100        Doubletree Corp.                          531          101                632
    16,400          3,200           19,600        Dura Pharmaceuticals, Inc.                715          140                855
     6,200          1,200            7,400        El Paso Natural Gas Co.                   375           73                448
    35,200          6,800           42,000        Elbit Systems, Ltd.                       484           93                577
     6,000          1,200            7,200        Electro Scientific Industries, Inc.       366           73                439
     8,500              -            8,500        ESS Technology, Inc.                      129            -                129
    24,600          4,900           29,500        Everest Reinsurance Holdings, Inc.      1,009          201              1,210
    19,100          3,600           22,700        EVI, Inc.                               1,222          230              1,452
                                                  Expeditors International of
    24,700          5,000           29,700          Washington, Inc.                      1,034          209              1,243
    80,600         15,700           96,300        Falcon Drilling Co., Inc.               2,846          554              3,400
         -          8,400            8,400        First Alliance Corp.                        -          265                265
    24,800          5,400           30,200        First Financial Corp.                     845          184              1,029
    30,713          6,000           36,713        First of America Bank Corp.             1,649          322              1,971
    28,600          5,800           34,400        Fiserv, Inc.                            1,255          254              1,509
    15,200          2,900           18,100        Forecenergy, Inc.                         590          113                703
    53,300         10,400           63,700        FPA Medical Management, Inc.            1,832          357              2,189
    43,750          8,300           52,050        Franklin Resources, Inc.                4,074          773              4,847
     8,700          2,200           10,900        Fred Meyer, Inc.                          463          117                580
    12,042          2,400           14,442        Fuller (H.B.) Co.                         653          130                783
    20,400          4,300           24,700        Furniture Brands International, Inc.      385           81                466
    15,000          2,800           17,800        Gateway 2000, Inc.                        472           88                560
    47,400          9,600           57,000        General Cable Corp.                     1,683          341              2,024
    31,800              -           31,800        Gibson Greetings, Inc.                    823            -                823
     6,000              -            6,000        Global Industries Ltd.                    239            -                239
     8,500          1,700           10,200        Greenpoint Financial Corp.                539          108                647
         -              -                -                                                    -            -                  -
    13,400          3,200           16,600        Halter Marine Group, Inc.                 648          155                803
    35,400          7,200           42,600        Harley-Davidson, Inc.                   1,033          210              1,243
    13,600          2,700           16,300        Hartford Life, Inc., Class A              523          104                627
    11,800          2,500           14,300        Health Care and Retirement Corp.          439           93                532
     5,900          1,300            7,200        Healthcare Financial Partners, Inc.       182           40                222
   127,000         25,300          152,300        Healthdyne Technologies, Inc.           2,365          471              2,836
         -         10,100           10,100        Herman Miller, Inc.                         -          540                540
    11,000          1,400           12,400        Hertz Corp., Class A                      414           53                467
    14,800          3,300           18,100        Hirsch International Corp., Class A       262           58                320
    78,700         16,300           95,000        HMT Technology Corp.                    1,235          256              1,491
    11,700              -           11,700        Hubco, Inc.                               371            -                371
    52,500          3,450           55,950        Hughes Supply, Inc.                     1,585          104              1,689
    14,000          2,600           16,600        ICN Pharmaceuticals, Inc.                 689          128                817
    32,100          6,400           38,500        Inacom Corp.                            1,194          238              1,432
     4,650              -            4,650        Ingersoll Rand Co.                        200            -                200
     3,800            700            4,500        Innovex, Inc.                             123           23                146
    35,800         14,800           50,600        Interim Services, Inc.                  1,007          416              1,423
         -              -                -                                                    -            -                  -
    16,800          3,200           20,000        Interstate Bakeries Corp.               1,152          219              1,371
    27,300          7,000           34,300        Intevac, Inc.                             386           99                485
    27,800          5,600           33,400        IPALCO Enterprises, Inc.                  952          192              1,144




                    SHARES                           SECURITY DESCRIPTION                              VALUE (000)
---------------------------------------------------------------------------------------------------------------------------------

     MAS             MSIF          PRO FORMA                                              MAS             MSIF          PRO FORMA
MID CAP VALUE   SMALL CAP VALUE    COMBINED          SEPTEMBER 30, 1997              MID CAP VALUE  SMALL CAP VALUE     COMBINED
  PORTFOLIO    EQUITY PORTFOLIO    PORTFOLIO                                          PORTFOLIO     EQUITY PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

    10,800              -           10,800        Ivex Packaging Corp.               $      173    $       -          $     173
    67,600         25,200           92,800        Journal Register Co.                    1,327          495              1,822
    13,700          2,700           16,400        Kaydon Corp.                              822          162                984
    16,900              -           16,900        Kilroy Realty Corp.                       456            -                456
    14,900          2,800           17,700        KLA Tencor Corp.                     1,007.00       189.00           1,196.00
     9,300          1,400           10,700        Lancaster Colony Corp.                    494           74                568
    25,200          5,300           30,500        Lear Corp.                              1,241          261              1,502
    17,000              -           17,000        Lehman Brothers Holdings, Inc.            912            -                912
    30,800          6,200           37,000        LG&E Energy Corp.                         683          138                821
         1              -                1        Lockheed Martin Corp.                       -            -                  -
    25,500          3,400           28,900        Lone Star Industries, Inc.              1,377          184              1,561
    22,100          4,200           26,300        Long Island Bancorp, Inc.               1,039          197              1,236
    14,900          3,000           17,900        Lubrizol Corp.                            626          126                752
    30,100          4,200           34,300        Marquette Medical Systems, Inc., Class A  933          130              1,063
    16,500          4,100           20,600        Mascotech, Inc.                           338           84                 42
    26,175          5,100           31,275        McClatchy Newspapers, Inc., Class A       900          175              1,075
       122              -              122        Mercantile Bankshares Corp.                 4            -                  4
    15,500          3,100           18,600        Mercury General Corp.                   1,356          271              1,627
    17,300          3,500           20,800        MGM Grand, Inc.                           751          152                903
    44,300          8,400           52,700        Microage, Inc.                          1,285          244              1,529
    50,600              -           50,600        Miller (Herman), Inc.                   2,707            -              2,707
    32,600          6,200           38,800        Money Store (The), Inc.                   929          177              1,106
    28,100          5,300           33,400        Nabors Industries, Inc.                 1,094          206              1,300
    25,400          5,600           31,000        National Commerce Bancorp.                692          153                845
    14,400              -           14,400        National Fuel Gas Co.                     634            -                634
                                                  Nationwide Financial Services,
    92,600         17,500          110,100          Inc., Class A                         2,581          488              3,069
    12,400          2,400           14,800        Neiman Marcus Group (The), Inc.           397           77                474
    21,400          4,300           25,700        New Century Energies, Inc.                889          179              1,068
     7,000          1,700            8,700        New York Times Co., Class A               368           89                457
    52,500         10,200           62,700        Nextel Communications, Inc., Class A    1,516          295              1,811
    13,500          2,700           16,200        NICOR, Inc.                               506          101                607
    13,400          2,600           16,000        Noble Affiliates, Inc.                    600          116                716
    24,100          4,700           28,800        Noble Drilling Corp.                      777          152                929
    79,700         16,400           96,100        North Fork Bancorp, Inc.                2,311          476              2,787
    19,800          4,000           23,800        Northern Trust Corp.                    1,171          236              1,407
    24,800          4,800           29,600        NS Group, Inc.                            803          155                958
    65,600         12,300           77,900        Office Depot, Inc.                      1,324          248              1,572
     8,500          1,700           10,200        Old Republic International Corp.          332           66                398
       300              -              300        Omnicom Group, Inc.                        22            -                 22
    14,647          3,000           17,647        ONEOK, Inc.                               478           98                576
    16,500              -           16,500        Owens-Illinois, Inc.                      560            -                560
    37,100         10,000           47,100        P.H. Glatfelter Co.                       823          222              1,045
    17,400          3,500           20,900        PACCAR, Inc.                              974          196              1,170
     8,900          1,800           10,700        Pacific Enterprises                       301           61                362
     3,600              -            3,600        Parker Hannifin Corp.                     162            -                162
    19,300          3,900           23,200        Personnel Group of America, Inc.          661          134                795
    53,250         12,750           66,000        Pier 1 Imports, Inc.                      955          229              1,184
    23,700          4,700           28,400        Pinnacle West Capital Corp.               797          158                955
     7,500              -            7,500        Power-One, Inc.                           105            -                105
    25,600          5,300           30,900        Precision Castparts Corp.               1,664          344              2,008
    22,900          5,200           28,100        Premark International, Inc.               733          166                899
     4,300            800            5,100        Prime Bancshares, Inc.                     82           15                 97
    54,800              -           54,800        ProSource, Inc.                           356            -                356
         -          7,500            7,500        Quaker Chemical Corp.                       -          141                141




                    SHARES                           SECURITY DESCRIPTION                              VALUE (000)
---------------------------------------------------------------------------------------------------------------------------------

     MAS             MSIF          PRO FORMA                                              MAS             MSIF          PRO FORMA
MID CAP VALUE   SMALL CAP VALUE    COMBINED          SEPTEMBER 30, 1997              MID CAP VALUE  SMALL CAP VALUE     COMBINED
  PORTFOLIO    EQUITY PORTFOLIO    PORTFOLIO                                          PORTFOLIO     EQUITY PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------


    18,900          4,600           23,500        Quantum Corp.                      $      724    $     176         $      900
    28,800         10,300           39,100        Richfood Holdings, Inc.                   747          267              1,014
    33,800              -           33,800        Reliance Group Holdings, Inc.             458            -                458
     7,000              -            7,000        Rohm & Haas Co.                           672            -                672
    51,800         10,500           62,300        Ross Stores, Inc.                    1,768.00       358.00           2,126.00
    19,500          3,900           23,400        Rotech Medical Corp.                      375           75                450
    37,600          7,200           44,800        Russ Berrie & Co., Inc.                 1,100          211              1,311
    32,100          6,100           38,200        S & P Mid-Cap 400 Depository Receipts   2,070          393              2,463
    37,200          4,000           41,200        Schweitzer-Mauduit International, Inc.  1,581          170              1,751
    63,000         11,700           74,700        SCI Systems, Inc.                       3,122          580              3,702
    26,600          5,100           31,700        Security Capital Group, Inc., Class B     914          175              1,089
    18,700          3,700           22,400        Semitool, Inc.                            470           93                563
    53,600         10,400           64,000        ShopKo Stores, Inc.                     1,394          270              1,664
    20,500          4,000           24,500        SL Green Realty Corp. REIT                530          104                634
    27,400          5,800           33,200        Solectron Corp.                         1,219          258              1,477
    40,000          7,800           47,800        Southdown, Inc.                         2,185          426              2,611
    30,200          7,800           38,000        Southtrust Corp.                        1,487          384              1,871
    20,800              -           20,800        SPS Technologies, Inc.                    978            -                978
    16,200          3,000           19,200        Stage Stores, Inc.                        699          129                828
    20,100          3,800           23,900        Storage Technology Corp.                  961          182              1,143
    92,300         15,900          108,200        Sullivan Dental Products, Inc.          2,365          407              2,772
    35,838          8,401           44,239        Summit Bancorp.                         1,593          373              1,966
    12,100          2,400           14,500        Sun Co., Inc.                             530          105                635
    90,800         17,600          108,400        Symantec Corp.                          2,066          400              2,466
    27,700          5,700           33,400        Tech Data Corp.                         1,274          262              1,536
    12,000              -           12,000        Technitrol, Inc.                          478            -                478
    31,200          6,200           37,400        Technology Modeling Association, Inc.                  478              95573
    11,100          2,200           13,300        Tektronix, Inc.                           749          148                897
    32,500          6,200           38,700        Teradyne, Inc.                          1,749          334              2,083
    60,300         13,500           73,800        Tetra Technologies, Inc.                1,394          312              1,706
   108,000         14,000          122,000        TJX Companies, Inc.                     3,301          428              3,729
    19,300          3,200           22,500        Tommy Hilfiger Corp.                      964          160              1,124
    20,800          4,400           25,200        Torchmark Corp.                           816          173                989
    16,300          4,100           20,400        Tower Automotive, Inc.                    734          185                919
    34,800          6,600           41,400        Trans Financial, Inc.                   1,109          210              1,319
    15,400          3,000           18,400        Transocean Offshore, Inc.                 738          144                882
    14,300          2,900           17,200        Trinity Industries, Inc.                  690          140                830
    19,000          3,800           22,800        Triumph Group, Inc.                       635          127                762
    26,700          5,500           32,200        Tuboscope Vetco International Corp.       838          172              1,010
    25,200              -           25,200        Tyson Foods, Inc., Class A                591            -                591
         -          6,600            6,600        U.S. Office Products                        -          233                233
    24,800          5,800           30,600        Union Texas Petro Holdings, Inc.          583          136                719
    12,700          2,400           15,100        UnionBanCal Corp.                       1,099          208              1,307
    20,300          4,000           24,300        United Meridian Corp.                     746          147                893
   124,400         24,400          148,800        Universal Corp.                         4,509          885              5,394
                                                  Universal Health Services, Inc.,
    25,600          4,500           30,100          Class B                               1,107          195              1,302
    30,700          5,700           36,400        USA Waste Services, Inc.                1,224          227              1,451
    13,800              -           13,800        USCS International, Inc.                  309            -                309
    27,400          5,600           33,000        USG Corp.                               1,313          269              1,582
     6,200          4,300           10,500        V.F. Corp.                                574          398                972
    20,000          4,000           24,000        Valassis Communications, Inc.             638          127                765
    10,300          2,000           12,300        Varco International, Inc.                 500           97                597
    13,800          2,800           16,600        Veritas DGC, Inc.                         587          119                706
    12,800          2,400           15,200        Vintage Petroleum, Inc.                   630          118                748





                    SHARES                           SECURITY DESCRIPTION                              VALUE (000)
---------------------------------------------------------------------------------------------------------------------------------

     MAS             MSIF          PRO FORMA                                              MAS             MSIF          PRO FORMA
MID CAP VALUE   SMALL CAP VALUE    COMBINED          SEPTEMBER 30, 1997              MID CAP VALUE  SMALL CAP VALUE     COMBINED
  PORTFOLIO    EQUITY PORTFOLIO    PORTFOLIO                                          PORTFOLIO     EQUITY PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

    21,300          4,200           25,500        Vishay Intertechnology, Inc.       $      563    $     111          $     674
         -         11,900           11,900        VIVUS, Inc.                                 -          446                446
     2,300            400            2,700        Washington Post Co., Class B            1,031          179              1,210
    10,400          2,100           12,500        Watson Pharmaceuticals, Inc.              621          126                747
    38,800          7,700           46,500        Weatherford Enterra, Inc.            2,069.00          410               2,47
     2,000              -            2,000        Webster Financial Corp.                   118            -                118
    40,100          9,200           49,300        Wellpoint Health Networks, Inc.         2,323          533              2,856
         -            725              725        Wellsford Real Properties, Inc.             -           12                 12
    11,100          2,100           13,200        Western Atlas, Inc.                       977          185              1,162
    37,400          7,600           45,000        Western National Corp.                  1,073          218              1,291
    16,300          2,500           18,800        Wilmington Trust Corp.                    890          137              1,027
     8,200          1,600            9,800        Xilinx, Inc.                              415           81                496
    20,000              -           20,000        Xomed Surgical Products, Inc.             398            -                398
     4,600              -            4,600        York International Corp.                  206            -                206
                                                                                     --------------------------------------------

                                                  TOTAL COMMON STOCKS - 96.79%
                                                  (COST $174,476 AND $34,960,
                                                  RESPECTIVELY.)                        216,173        42,331           258,504

             PAR VALUE
-------------------------------------------
         -     $      648         $    648        Chase Securities, Inc. 5.75%
                                                  dated 9/30/97, due 10/01/97, to
                                                  be repurchased at $648
                                                  collateralized by U.S. Treasury
                                                  Notes, 6.625%, due 3/31/02,
                                                  valued at $666 (Cost $648)                  -          648                648


  $  5,792              -         $  5,792        Chase Securities, Inc. 5.90%, dated
                                                  9/30/97, due 10/1/97, to be
                                                  repurchased at $5,793,
                                                  collateralized by various U.S.
                                                  Government Obligations, due
                                                  10/1/97-1/29/99, valued at $5,847
                                                  (Cost $5,792)                           5,792            -              5,792

                                                                                     --------------------------------------------

                                                  TOTAL SHORT TERM INVESTMENT - 3.21%
                                                  (COST $5,792 AND $648, RESPECTIVELY)    5,792            648            6,440

                                                                                     --------------------------------------------


                                                  TOTAL INVESTMENTS - 100.00%
                                                  (COST $180,268 AND $35,608,
                                                  RESPECTIVELY.)                     $  221,965      $  42,979       $  264,944
                                                                                     --------------------------------------------
                                                                                     --------------------------------------------


MAS FUNDS
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)


                                                                MAS                MSIF
                                                              Mid Cap            Small Cap          Pro Forma
                                                               Value            Value Equity         Combined
                                                               Fund                Fund
                                                               (000)               (000)               (000)
                                                            ----------          ----------          ----------
ASSETS:
   Investments, at cost - see accompanying portfolios       $  180,268          $   35,608          $  215,876
                                                            ----------          ----------          ----------
                                                            ----------          ----------          ----------
   Investments, at value                                       221,965              42,979             264,944
   Dividends receivable                                            109                  18                 127
   Interest receivable                                               1                   -                   1
   Receivable for investments sold                                 785                 147                 932
   Receivable for fund shares sold                               1,556                   -               1,556
   Other Assets                                                      3                  25                  28
                                                            ----------          ----------          ----------
     TOTAL ASSETS                                              224,419              43,169             267,588

LIABILITIES:
   Payable for investments purchased                             2,510                 348               2,858
   Payable for fund shares redeemed                                  1                   -                   1
   Investment advisory fee payable                                 337                  79                 416
   Payable for Administrative Fees                                  14                   5                  19
   Payable for Trustees' Fees                                        2                   3                   5
   Other Liabilities                                                57                  41                  98
                                                            ----------          ----------          ----------
     TOTAL LIABILITIES                                           2,921                 476               3,397
                                                            ----------          ----------          ----------
NET ASSETS                                                  $  221,498          $   42,693          $  264,191
                                                            ----------          ----------          ----------
                                                            ----------          ----------          ----------

NET ASSETS  consist of:
   Undistributed net investment income (loss)               $      310          $      (13)         $      297
   Undistributed net realized gain on investments               21,907               7,667              29,574
   Unrealized appreciation of investments                       41,697               7,371              49,068
   Paid-in capital                                             157,584              27,668             185,252
                                                            ----------          ----------          ----------
TOTAL NET ASSETS                                            $  221,498          $   42,693          $  264,191
                                                            ----------          ----------          ----------
                                                            ----------          ----------          ----------

SHARES:


   INSTITUTIONAL CLASS
     (MSIF Class A, MAS Institutional Class) Net Assets       $220,260             $34,649            $262,953
     Shares of Common Stock Outstanding                         10,103               2,365              12,061
   Net Asset Value Per Share                                    $21.80              $14.65          $    21.80
                                                            ----------          ----------          ----------

     (MSIF Class B) Net Assets                                       -              $8,044
     Shares of Common Stock Outstanding                              -                 550
   Net Asset Value Per Share                                         -              $14.63
                                                                                ----------

   INVESTMENT CLASS
   Net Assets                                                   $1,238                   -              $1,238
   Shares of Common Stock Outstanding                               57                   -                  57
   Net Asset Value Per Share                                    $21.75                   -          $    21.75
                                                            ----------                              ----------



SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

MAS FUNDS
PRO FORMA COMBINED STATEMENT OF OPERATIONS
YEAR ENDING SEPTEMBER 30, 1997 (UNAUDITED)



                                                                MAS                MSIF
                                                              Mid Cap            Small Cap                              Pro Forma
                                                               Value            Value Equity                             Combined
                                                               Fund                Fund
                                                               (000)               (000)          Adjustments              (000)
                                                            ----------          ----------        -----------           ----------

INVESTMENT INCOME:
   Interest income                                              $  229               $  44                                  $  273
   Dividend income                                               1,201                 558                                   1,759
                                                             ---------           ---------              ------           ---------
      TOTAL INCOME                                               1,430                 602                                   2,032

EXPENSES:
   Investment advisory fees                                        924                 252                 (28)(b)           1,148
       Less: Waived Fees                                           (28)               (118)                 37(d)             (109)
   Administration fees                                             123                  45                 (46)(c)             122
   Shareholder servicing agent fees-Investment Class                 1                   -                                       1
   Distribution fee - MSIF Class B                                   -                   7                  (7)(e)               0
   Custodian fees                                                   46                  30                                      76
   Audit Fees                                                       12                  21                 (21)(e)              12
   Miscellaneous expenses                                           62                  70                 (10)(e)             122
      Less: Reimbursement of Expenses-Investment Class             (24)                  -                   -                 (24)
                                                             ---------           ---------              ------           ---------
     TOTAL EXPENSES                                              1,116                 307                 (75)              1,348
   Expense Offset                                                  (30)                  -                   3                 (27)
                                                             ---------           ---------              ------           ---------
      NET EXPENSES                                               1,086                 307                 (72)              1,321
                                                             ---------           ---------              ------           ---------

NET INVESTMENT INCOME (LOSS)                                       344                 295                  72                 711
                                                             ---------           ---------              ------           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
   Net realized gain (loss):
     Security transactions                                      24,403              (9,094)                                 15,309
                                                             ---------           ---------                               ---------

   Total net realized gain                                      24,403              (9,094)                                 15,309

Change in unrealized appreciation
   /depreciation on investments                                 38,391               4,425                                  42,816
                                                             ---------           ---------                               ---------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS              62,794              (4,669)                                 58,125
                                                             ---------           ---------                               ---------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                $  63,138           $  (4,374)              $  72           $  58,836
                                                             ---------           ---------              ------           ---------
                                                             ---------           ---------              ------           ---------


SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

MAS Funds
Notes to the Pro Forma Financial Statements - (Unaudited)
September 30, 1997

Pro Forma Financial information is intended to provide shareholders of MAS Mid Cap Value Fund and MSIF Small Cap Value Equity Fund with information about the impact of the proposed merger by indicating how the merger might have affected the information had the merger been consummated as of September 30, 1997.

The pro forma combined statements of assets and liabilities and results of operations as of September 30, 1997 have been prepared to reflect the merger of MAS Mid Cap Value Fund and MSIF Small Cap Value Equity Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by MAS Mid Cap Value Fund of MSIF Small Cap Value Equity Fund and issuance of MAS Mid Cap Value Fund shares in exchange for all of the outstanding shares of MSIF Small Cap Value Equity Fund.

(b) Investment advisory fees were adjusted to reflect the application of the fee structure for MAS Mid Cap Value Fund (0.75% of average net assets).

(c) Administration fees were adjusted to reflect the application of the fee structure in effect as of September 30, 1997 for MAS Mid Cap Value Fund (0.08% of average net assets).

(d) Waiver of investment advisory fees were adjusted to reflect the advisors commitment to voluntarily waive fees in excess of 0.88% of average net assets for Institutional Class shares and 1.10% of average net assets for Investment Class shares.

(e) Actual expenses incurred by the individual funds, for various expenses included on a pro forma basis, were reduced to reflect estimated savings arising from the merger.

                                      MAS FUNDS

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                      FORM N-14

                                        PART C

                                  OTHER INFORMATION


Item 15.  INDEMNIFICATION.

Reference is made to Article V of Registrant's By-Laws dated November 18, 1993, which is incorporated by reference. Registrant hereby also makes the undertaking consistent with rule 484 under the Securities Act of 1933, as amended.

The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgements, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, or whether by or in the right of the Trust, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of self-dealing, willful misconduct or recklessness.
Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.

Item 16.  Exhibits

          (1) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) to the Registrant's Post-Effective Amendment No. 42 on Form N-1A, as filed on July 15, 1996.

          (2) Amended and Restated By-Laws are incorporated by reference to Exhibit (2) to the Registrant's Post-Effective Amendment No. 43 on Form N-1A, filed on January 29, 1997.

          (3)       Inapplicable.

          (4) Form of Agreement and Plan of Reorganization and Liquidation is filed herewith.

          (5)       Inapplicable.

          (6) Investment Advisory Agreement with MAS Funds and Miller Anderson & Sherrerd, LLP is incorporated by reference to Exhibit (5)(a) to the Registrant's Post-Effective Amendment No. 43 on Form N-1A, filed on January 29, 1997.

          (7) Distribution Agreement with MAS Fund Distribution, Inc. is incorporated by reference to Exhibit (6)(a) to the Registrant's Post-Effective Amendment No. 43 on Form N-1A, filed on January 29, 1997.

          (8) Deferred Compensation Plan for MAS Funds Board of Trustees is incorporated by reference to Exhibit 8(c) of the Registrant's Post-Effective Amendment No. 44 on Form N-1A, filed on June 13, 1997.

          (9)(a) Custodian Agreement between Registrant and Morgan Stanley Trust Company dated September 1, 1993 is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996, as originally filed with Post-Effective Amendment No. 29 on Form N-1A on December 27, 1993.

          (9)(b) Custodian Agreement between Registrant and United States Trust Company of New York dated July 22, 1994 is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

          (9)(c) Amendment dated January 3, 1996 between Registrant and Morgan Stanley Trust Company is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

          (10) Distribution Plan relating to the Adviser Class Shares and pursuant to Rule 12b-1 is incorporated by reference to Exhibit (15) of of Post-

                    Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

          (11) Opinion and consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

          (12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

          (13)(a) Sub-Administration Agreement with MAS Funds and United States Trust Company of New York dated November 13, 1993 is incorporated by reference to Exhibit (9) of the Registrant's Post-Effective Amendment No. 29 on Form N-1A as filed on December 30, 1993.

          (13)(b) Transfer Agency Agreement with United States Trust Company of New York dated November 13, 1993 is incorporated by reference to Exhibit (9) of the Registrant's Post-Effective Amendment No. 29 on Form N-1A as filed on December 30, 1993.

          (13)(c) Administrative Agreement with MAS Funds and Miller Anderson & Sherrerd, LLP is incorporated by reference to Exhibit
                    (9)(d) of Post-Effective Amendment No. 43 on Form N-1A, as filed on January 29, 1997.

          (13)(d) Investment Class Shareholder Service Agreement is incorporated by reference to Exhibit (15)(a) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

          (13)(e) Investment Class Service Provider Agreement is incorporated by reference to Exhibit (15)(b) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

          (14)(a)   Consent of Price Waterhouse LLP is filed herewith.

          (14)(b)   Consent of Price Waterhouse LLP is filed herewith.

          (15)      Inapplicable.

          (16) Powers of Attorney for Joseph P. Healey, Joseph J. Kearns, John H. Grady, Jr., Lorraine Truten, C. Oscar Morong, Jr., Thomas L. Bennett, James D. Schmid, Vincent R. McLean and Thomas P. Gerrity are incorporated by reference to Exhibit
                    (24) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A, as filed January 29, 1997.

          (17)(a) Prospectus for MAS Funds' Institutional Class Shares dated January 31, 1997, as revised June 5, 1997 is filed herewith.

          (17)(b) Statement of Additional Information for MAS Funds dated January 31, 1997, as supplemented on June 5, 1997 is filed herewith.

          (17)(c) Prospectus for Morgan Stanley Institutional Fund, Inc. Small Cap Value Equity, Value Equity, Balanced, Global Fixed Income and High Yield Portfolios dated May 1, 1997, as supplemented September 26, 1997 is filed herewith.

          (17)(d) Statement of Additional Information for Morgan Stanley Institutional Fund, Inc. dated May 1, 1997, as supplemented September 26, 1997 is filed herewith.

          (17)(e) Audited Financial Statements dated September 30, 1997 for the MAS Funds is filed herewith.

          (17)(f) Audited Financial Statements dated December 31, 1996 for the Morgan Stanley Institutional Fund, Inc. is filed herewith.

          (17)(g) Semi-Annual Financial Statements dated June 30, 1997 for the Morgan Stanley Institutional Fund, Inc. is filed herewith.

Item 17.  UNDERTAKINGS.

          The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      SIGNATURES

          As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in the District of Columbia on the 8th day of January, 1998.

                                             MAS FUNDS
                                             Registrant


                                        By:         *
                                            ---------------------------------
                                            James D. Schmid, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.

   *                                    Trustee                January 8, 1998
-------------------------------
Thomas L. Bennett

   *                                    Trustee                January 8, 1998
-------------------------------
Thomas P. Gerrity

   *                                    Trustee                January 8, 1998
-------------------------------
Joseph P. Healey

   *                                    Trustee                January 8, 1998
-------------------------------
Joseph J. Kearns

   *                                    Trustee                January 8, 1998
-------------------------------
Vincent R. McLean

   *                                    Trustee                January 8, 1998
-------------------------------
C. Oscar Morong, Jr.

   *                                    President              January 8, 1998
-------------------------------
James D. Schmid

/s/ Michael Leary                       Principal Financial    January 8, 1998
-------------------------------         Officer
Michael Leary

*By: /s/ John H. Grady, Jr.
    ---------------------------
         John H. Grady, Jr.
         Attorney-in-Fact

                                    Exhibit Index


     1 Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) to the Registrant's Post-Effective Amendment No. 42 on Form N-1A, as filed on July 15, 1996.

     2 Amended and Restated By-Laws are incorporated by reference to Exhibit (2) to the Registrant's Post-Effective Amendment No. 43 on Form N-1A, filed on January 29, 1997.

     3      Inapplicable

     4 Form of Agreement and Plan of Reorganization and Liquidation is filed herewith.

     5      Inapplicable.

     6 Investment Advisory Agreement with MAS Funds and Miller Anderson & Sherrerd, LLP is incorporated by reference to Exhibit (5)(a) to the Registrant's Post-Effective Amendment No. 43 on Form N-1A, filed on January 29, 1997.

     7 Distribution Agreement with MAS Fund Distribution, Inc. is incorporated by reference to Exhibit (6)(a) to the Registrant's Post-Effective Amendment No. 43 on Form N-1A, filed on January 29, 1997.

     8 Deferred Compensation Plan for MAS Funds Board of Trustees is incorporated by reference to Exhibit 8(c) of the Registrant's Post-Effective Amendment No. 44 on Form N-1A, filed on June 13, 1997.

     9(a) Custodian Agreement between Registrant and Morgan Stanley Trust Company dated September 1, 1993 is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996, as originally filed with Post-Effective Amendment No. 29 on Form N-1A on December 27, 1993.

     9(b) Custodian Agreement between Registrant and United States Trust Company of New York dated July 22, 1994 is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

     9(c) Amendment dated January 3, 1996 between the Registrant and Morgan Stanley Trust Company and is incorporated by reference to Exhibit
            (8)(c) of of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

     10 Distribution Plan relating to the Adviser Class Shares and pursuant to Rule 12b-1 is incorporated by reference to Exhibit (15) of of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

     11 Opinion and consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

     12 Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

     13(a) Sub-Administration Agreement with MAS Funds and United States Trust Company of New York dated November 13, 1993 is incorporated by reference to Exhibit (9) of the Registrant's Post-Effective Amendment No. 29 on Form N-1A as filed on December 30, 1993.

     13(b) Transfer Agency Agreement with United States Trust Company of New York dated November 13, 1993 is incorporated by reference to Exhibit
            (9) of the Registrant's Post-Effective Amendment No. 29 on Form N-1A as filed on December 30, 1993.

     13(c) Administrative Agreement with MAS Funds and Miller Anderson & Sherrerd, LLP is incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 43 on Form N-1A, as filed on January 29, 1997.

     13(d) Investment Class Shareholder Service Agreement is incorporated by reference to Exhibit (15)(a) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

     13(e) Investment Class Service Provider Agreement is incorporated by reference to Exhibit (15)(b) of Post-Effective Amendment No. 41 on Form N-1A, as filed on January 30, 1996.

     14(a)  Consent of Price Waterhouse LLP is filed herewith.

     14(b)  Consent of Price Waterhouse LLP is filed herewith

     15     Inapplicable

     16 Powers of Attorney for Joseph P. Healey, Joseph J. Kearns, John H. Grady, Jr., Lorraine Truten, C. Oscar Morong, Jr., Thomas L. Bennett, James D. Schmid, Vincent R. McLean and Thomas P. Gerrity are incorporated by reference to Exhibit (24) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A, as filed January 29, 1997.

     17(a) Prospectus for MAS Funds' Institutional Class Shares dated January 31, 1997, as revised June 5, 1997, is filed herewith.

     17(b) Statement of Additional Information for MAS Funds dated January 31, 1997, as supplemented June 5, 1997, is filed herewith.

     17(c) Prospectus for Morgan Stanley Institutional Fund, Inc. Small Cap Value Equity, Value Equity, Balanced, Global Fixed Income and High Yield Portfolios dated May 1, 1997, as supplemented September 26, 1997 is filed herewith.

     17(d) Statement of Additional Information for Morgan Stanley Institutional Fund, Inc. dated May 1, 1997, as supplemented September 26, 1997 is filed herewith.

     17(e) Audited Financial Statements dated September 30, 1997 for the MAS Funds is filed herewith.

     17(f) Audited Financial Statements dated December 31, 1996 for the Morgan Stanley Institutional Fund, Inc. is filed herewith.

     17(g) Semi-Annual Financial Statements dated June 30, 1997 for the Morgan Stanley Institutional Fund, Inc. is filed herewith.